________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
________________________________________________________________________________



                 a series of the Gardner Lewis Investment Trust






                               Annual Report 1999


                         FOR THE YEAR ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                     ______________________________________

                              THE CHESAPEAKE FUNDS
                     ______________________________________

                                                          April 1, 1999


Dear Shareholder:

         The Chesapeake Growth Fund Institutional Class closed the first quarter with a loss of 1.2%. This compares to a loss of 5.4% for the Russell 2000 and a gain of 5.0% for the S&P 500. Despite their stock price performance, the factors that should support demand for smaller and mid-capitalization companies are strengthening, making this quarter's activity even more contradictory. It was once again a quarter led by the largest of the large caps, and in our universe, the highest PE stocks and the internet. (Without internet stocks the Russell 2000 would have been down an additional 3%.) Despite our understanding that this is primarily due to an anomalistic market environment, disfavoring our types of companies, we expect to do better.

         There is no doubt that we have had great difficulty rationalizing an environment in which valuation has been all but ignored. This is particularly true since our strategy has historically allowed us to outstrip market returns, not only because we have been able to ferret out inefficiencies, but also because price has historically mattered.

         The net result of the market's unprecedented larger capitalization run is that smaller companies now sell at their lowest relative price earnings ratios in history. We are being proactive in our efforts to capitalize on this historic anomaly, one characterized by an investing environment hostile to smaller companies. Most importantly, we are increasing our exposure to our best names for little change in price. This process is tending to lower our portfolio name count, is forcing a sharper selling discipline, and is allowing our most senior people to more effectively direct the research process. We believe this will enhance our performance, regardless of market environment, and just as importantly, is positioning us to best capitalize on the inevitable market turn.

         History leaves little question that market environments cycle and that ultimately there is a regression to the mean. Trying to understand when this regression will occur is what is difficult. Suffice it to say, it is most likely to occur when it is least expected. For example, in December, headlines suggested that neither Japan nor the emerging markets would ever revive. This quarter both Japan and the emerging markets were up more than 12%, surpassing the returns of all major markets. Thus recent press suggesting that the current domestic market trend will last forever, and that the leadership will not change, is in fact a positive sign.

         Many are not aware that in 1998 the S&P 500's advance was due solely to price earnings ratio expansion. In fact, last year S&P 500 earnings were actually down from 1997. Its multiple expansion was primarily due to three things. The first was the demand for big cap liquidity and stability as potential shelter from the global economic difficulty primarily impacting the developing economies and Japan. (This occurred despite the fact that most of these companies relied on the world's developing economies and in part Japan for their expected growth in profits.) The second was a declining interest rate environment. And, the third was the money flow momentum initiated by the first two, and furthered as the performance of these stocks caused others to `pile on'.

         Smaller companies are expected to grow their earnings next year at more than two times the rate of the S&P 500. In addition to this, a stabilizing global economic platform is putting upward pressure on the domestic economy, impeding further rate reduction and thus multiple expansion. This should make earnings growth the driver for stock price appreciation.

         We believe that the money flow into larger company funds, which has been the fuel for their advances, is chasing yesterday's returns. So too do many large pension plans, whose assets as a whole still dominate the market. In fact, despite most investors believing the contrary, large pension plans, due to concerns over valuation and portfolio diversification, have been decreasing their exposure to S&P 500 index funds, completely offsetting continuing inflows from retail investors. Both Vanguard and Standard & Poor's have confirmed this in recent press. This does not say that the market cannot do well; it does say that the S&P is not as likely to maintain its performance pace. Since the fundamentals are in place for a turn, it now boils down to money flow. And, additional evidence of a potential shift in money flow can be found in the fact that among the large institutions, over the next several quarters, there is a significant amount of smaller cap manager search activity planned, suggesting that the direction of money flow into these stocks could soon turn positive. This would obviously benefit our portfolio greatly, but so too should the steps we have employed to position ourselves in this environment.


Sincerely,

/S/ Whit                                     /s/ John
W. Whitfield Gardner                         John L. Lewis, IV

                              Relative Valuations

This graph shows the P/E ratio of the Salomon Smith Barney Emerging Growth Index relative to that of the S&P 500. It clearly illustrates that relative valuations of small and mid cap companies have reached historic lows.

[Graph Included Here]

                _______________________________________________

                           THE CHESAPEAKE GROWTH FUND
                _______________________________________________

                                 March 31, 1999

Investment Strategy
-------------------
The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------
The Fund seeks companies that:
  o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
  o  are selling at a stock price not yet fully reflective of their growth rate;
  o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
  o  have a strong balance sheet
  o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

[pie chart here]
     Apparel - 4.6%
     Business Services - 5.6%
     Computer Software - 10.1%
     Computers & Peripherals - 13.3%
     Energy Services - 7.0%
     Environmental Services - 4.6%
     Financial Services - 5.1%
     Pharmaceuticals - 6.3%
     Retail Sales & Distribution - 9.8%
     Telecommunications - 11.4%
     All Others - 22.4%

About The Investment Advisor
----------------------------
Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 29. The research team is comprised of 15.


       For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.

Ten Largest Holdings
--------------------
     1.  EMC Corporation                    8.0%
     2.  MCI Worldcom Inc.                  5.6%
     3.  Jones Apparel Group, Inc.          3.7%
     4.  Checkfree Holdings Corp.           2.9%
     5.  MidAmerican Energy Holdings        2.3%
     6.  Diamond Offshore Drilling          2.3%
     7.  LSI Logic Corp.                    2.3%
     8.  United States Filter               2.0%
     9.  Allmerica Financial Corp.          1.9%
    10.  Forest Laboratories                1.9%


Portfolio Characteristics
-------------------------
Overall Assets ($MM)                      219
Number of Companies                        68
5 Yr. Historical Earnings Growth           24%
Earnings Growth - net year                 28%
P/E Ratio - next year                      21
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------                                       Annualized
--------------------------------------------------------------------------------
                           Quarter                                Since
                             End        1 Year       3 Year     Inception
--------------------------------------------------------------------------------
The Chesapeake Growth Fund
Institutional Shares        -1.2%       -1.9%         12.3%        15.7%
--------------------------------------------------------------------------------


Historical performance for The Chesapeake Growth Fund Institutional Series has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6,1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

                Must be accompanied or preceded by a prospectus.
                  Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863

                                           _______________________________________________

                                                     THE CHESAPEAKE GROWTH FUND
                                           _______________________________________________

                                                      PORTFOLIO OF INVESTMENTS
                                                             (unaudited)
                                                           March 31, 1999

============================================================     ===========================================================
Quantity    Security                           Market Value      Quantity   Security                           Market Value
============================================================     ===========================================================
     67,900 ADC Telecommunications, Inc.          3,237,981         156,300 LSI Logic Corp.                       4,874,606
     65,000 AES Corporation                       2,421,250          26,700 Lexmark Holdings, Inc.                2,987,062
     31,100 Abercrombie & Fitch Co.               2,868,975         135,600 MCI Worldcom Inc.                    12,009,075
    117,500 Adaptec, Inc.                         2,680,469           6,700 Mattel, Inc.                            167,081
     43,300 Airborne Freight Corp.                1,342,300          44,000 Maytag                                2,656,500
    128,800 Allied Waste                          1,859,550         181,400 MidAmerican Energy Holdings           5,079,200
     76,400 Allmerica Financial Corp.             4,206,775         102,500 Mohawk Industries, Inc.               3,075,000
     84,400 Amerisource Health Corp.              2,885,425         147,300 Mylan Laboratories, Inc.              4,041,544
     79,500 BE Aerospace, Inc.                    1,172,625          67,500 NCR Corporation                       3,375,000
     92,700 BMC Software, Inc.                    3,435,694          41,600 Networks Associates, Inc.             1,276,600
     67,400 Best Buy Company, Inc.                3,504,800          66,100 Nova Corporation                      1,735,125
     47,500 Biomet, Inc.                          1,992,031         108,100 Parametric Technology Corp.           2,134,975
     64,700 Cadence Design Systems                1,666,025         671,700 PharMerica, Inc.                      3,358,500
    148,400 Checkfree Holdings Corp.              6,316,275          50,500 Plantronics Inc.                      3,159,406
     33,900 Circuit City Stores, Inc.             2,597,587         108,200 Platinum Technology Int'l, Inc.       2,759,100
    103,650 Comair Holdings, Inc.                 2,448,731          61,500 Saks, Inc.                            1,599,000
     80,900 Concord EFS, Inc.                     2,229,806          70,700 Scientific-Atlanta, Inc.              1,926,575
     92,500 Conexant Systems, Inc.                2,561,094          73,000 Snyder Communications                 2,034,875
    121,200 Consolidated Stores Corp.             3,673,875          32,000 Sun Microsystems, Inc.                4,002,000
     89,700 Cooper Cameron Corp.                  3,038,587         135,900 Symantec Corp.                        2,301,806
    144,900 DSP Communications, Inc.              2,300,287          43,600 Synopsys                              2,343,500
    155,900 Diamond Offshore Drilling             4,930,337         286,200 System Software Associates, Inc.        643,950
     70,300 E C I Telecom, Ltd.                   2,460,500          31,500 Tellabs, Inc.                         3,079,125
    135,600 EMC Corporation                      17,322,900          34,200 Teradyne, Inc.                        1,866,037
     68,500 Federal-Mogul Corp.                   2,928,375          58,900 Toronto-Dominion Bank                 2,705,719
     73,600 Forest Laboratories, Inc.             4,149,200          48,500 U.S.Foodservice                       2,255,250
     49,000 Gulfstream Aerospace Corp.            2,125,375          77,800 Unisys Corp.                          2,154,087
    105,500 Heller Financial                      2,479,250          72,500 United Healthcare Corp.               3,815,312
     58,700 Home Depot, Inc.                      3,654,075         144,700 United States Filter                  4,431,437
     73,400 Houghton Mifflin Company              3,440,625          67,600 Universal Health Services, Inc.       2,923,700
     31,300 Intimate Brands,Inc.                  1,506,312          83,500 Waste Management, Inc.                3,705,312
    285,400 Jones Apparel Group, Inc.             7,973,362          14,700 Wellpoint Health Networks Inc.        1,114,444
     78,100 Jones Pharma Inc.                     2,713,975          74,500 Westpoint Stevens, Inc.               2,062,719
    112,000 K Mart Corp.                          1,883,000          66,200 Young & Rubicam Inc.                  2,697,650

                                                                            TOTAL EQUITY                        216,358,706

                                                                            CASH EQUIVALENT                       3,325,612

                                                                            TOTAL ASSETS                        219,684,319

                     ______________________________________

                              THE CHESAPEAKE FUNDS
                     ______________________________________

                                                          April 1, 1999


Dear Shareholder:

       The Chesapeake Growth Fund Series C closed the first quarter with a loss of 1.7%. This compares to a loss of 5.4% for the Russell 2000 and a gain of 5.0% for the S&P 500. Despite their stock price performance, the factors that should support demand for smaller and mid-capitalization companies are strengthening, making this quarter's activity even more contradictory. It was once again a quarter led by the largest of the large caps, and in our universe, the highest PE stocks and the internet. (Without internet stocks the Russell 2000 would have been down an additional 3%.) Despite our understanding that this is primarily due to an anomalistic market environment, disfavoring our types of companies, we expect to do better.

         There is no doubt that we have had great difficulty rationalizing an environment in which valuation has been all but ignored. This is particularly true since our strategy has historically allowed us to outstrip market returns, not only because we have been able to ferret out inefficiencies, but also because price has historically mattered.

         The net result of the market's unprecedented larger capitalization run is that smaller companies now sell at their lowest relative price earnings ratios in history. We are being proactive in our efforts to capitalize on this historic anomaly, one characterized by an investing environment hostile to smaller companies. Most importantly, we are increasing our exposure to our best names for little change in price. This process is tending to lower our portfolio name count, is forcing a sharper selling discipline, and is allowing our most senior people to more effectively direct the research process. We believe this will enhance our performance, regardless of market environment, and just as importantly, is positioning us to best capitalize on the inevitable market turn.

         History leaves little question that market environments cycle and that ultimately there is a regression to the mean. Trying to understand when this regression will occur is what is difficult. Suffice it to say, it is most likely to occur when it is least expected. For example, in December, headlines suggested that neither Japan nor the emerging markets would ever revive. This quarter both Japan and the emerging markets were up more than 12%, surpassing the returns of all major markets. Thus recent press suggesting that the current domestic market trend will last forever, and that the leadership will not change, is in fact a positive sign.

         Many are not aware that in 1998 the S&P 500's advance was due solely to price earnings ratio expansion. In fact, last year S&P 500 earnings were actually down from 1997. Its multiple expansion was primarily due to three things. The first was the demand for big cap liquidity and stability as potential shelter from the global economic difficulty primarily impacting the developing economies and Japan. (This occurred despite the fact that most of these companies relied on the world's developing economies and in part Japan for their expected growth in profits.) The second was a declining interest rate environment. And, the third was the money flow momentum initiated by the first two, and furthered as the performance of these stocks caused others to `pile on'.

         Smaller companies are expected to grow their earnings next year at more than two times the rate of the S&P 500. In addition to this, a stabilizing global economic platform is putting upward pressure on the domestic economy, impeding further rate reduction and thus multiple expansion. This should make earnings growth the driver for stock price appreciation.

         We believe that the money flow into larger company funds, which has been the fuel for their advances, is chasing yesterday's returns. So too do many large pension plans, whose assets as a whole still dominate the market. In fact, despite most investors believing the contrary, large pension plans, due to concerns over valuation and portfolio diversification, have been decreasing their exposure to S&P 500 index funds, completely offsetting continuing inflows from retail investors. Both Vanguard and Standard & Poor's have confirmed this in recent press. This does not say that the market cannot do well; it does say that the S&P is not as likely to maintain its performance pace. Since the fundamentals are in place for a turn, it now boils down to money flow. And, additional evidence of a potential shift in money flow can be found in the fact that among the large institutions, over the next several quarters, there is a significant amount of smaller cap manager search activity planned, suggesting that the direction of money flow into these stocks could soon turn positive. This would obviously benefit our portfolio greatly, but so too should the steps we have employed to position ourselves in this environment.


Sincerely,

/S/ Whit                                     /s/ John
W. Whitfield Gardner                         John L. Lewis, IV

                              Relative Valuations

This graph shows the P/E ratio of the Salomon Smith Barney Emerging Growth Index relative to that of the S&P 500. It clearly illustrates that relative valuations of small and mid cap companies have reached historic lows.

[Graph Included Here]

                _______________________________________________

                           THE CHESAPEAKE GROWTH FUND
                _______________________________________________

                                 March 31, 1999

Investment Strategy
-------------------
The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------
The Fund seeks companies that:
  o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
  o  are selling at a stock price not yet fully reflective of their growth rate;
  o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
  o  have a strong balance sheet
  o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

[pie chart here]
     Apparel - 4.6%
     Business Services - 5.6%
     Computer Software - 10.1%
     Computers & Peripherals - 13.3%
     Energy Services - 7.0%
     Environmental Services - 4.6%
     Financial Services - 5.1%
     Pharmaceuticals - 6.3%
     Retail Sales & Distribution - 9.8%
     Telecommunications - 11.4%
     All Others - 22.4%

About The Investment Advisor
----------------------------
Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 29. The research team is comprised of 15.


       For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.

Ten Largest Holdings
--------------------
     1.  EMC Corporation                    8.0%
     2.  MCI Worldcom Inc.                  5.6%
     3.  Jones Apparel Group, Inc.          3.7%
     4.  Checkfree Holdings Corp.           2.9%
     5.  MidAmerican Energy Holdings        2.3%
     6.  Diamond Offshore Drilling          2.3%
     7.  LSI Logic Corp.                    2.3%
     8.  United States Filter               2.0%
     9.  Allmerica Financial Corp.          1.9%
    10.  Forest Laboratories                1.9%


Portfolio Characteristics
-------------------------
Overall Assets ($MM)                      219
Number of Companies                        68
5 Yr. Historical Earnings Growth           24%
Earnings Growth - net year                 28%
P/E Ratio - next year                      21
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------                                       Annualized
--------------------------------------------------------------------------------
                         Quarter                                        Since
                           End         1 Year         3 Year          Inception
--------------------------------------------------------------------------------
The Chesapeake
Growth Fund Series C      -1.7%        -4.1%           10.3%            13.3%
--------------------------------------------------------------------------------

The inception date of the Series C of the Fund was April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


                Must be accompanied or preceded by a prospectus.
                  Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863

                                           _______________________________________________

                                                     THE CHESAPEAKE GROWTH FUND
                                           _______________________________________________

                                                      PORTFOLIO OF INVESTMENTS
                                                             (unaudited)
                                                           March 31, 1999

============================================================     ===========================================================
Quantity    Security                           Market Value      Quantity   Security                           Market Value
============================================================     ===========================================================
     67,900 ADC Telecommunications, Inc.          3,237,981         156,300 LSI Logic Corp.                       4,874,606
     65,000 AES Corporation                       2,421,250          26,700 Lexmark Holdings, Inc.                2,987,062
     31,100 Abercrombie & Fitch Co.               2,868,975         135,600 MCI Worldcom Inc.                    12,009,075
    117,500 Adaptec, Inc.                         2,680,469           6,700 Mattel, Inc.                            167,081
     43,300 Airborne Freight Corp.                1,342,300          44,000 Maytag                                2,656,500
    128,800 Allied Waste                          1,859,550         181,400 MidAmerican Energy Holdings           5,079,200
     76,400 Allmerica Financial Corp.             4,206,775         102,500 Mohawk Industries, Inc.               3,075,000
     84,400 Amerisource Health Corp.              2,885,425         147,300 Mylan Laboratories, Inc.              4,041,544
     79,500 BE Aerospace, Inc.                    1,172,625          67,500 NCR Corporation                       3,375,000
     92,700 BMC Software, Inc.                    3,435,694          41,600 Networks Associates, Inc.             1,276,600
     67,400 Best Buy Company, Inc.                3,504,800          66,100 Nova Corporation                      1,735,125
     47,500 Biomet, Inc.                          1,992,031         108,100 Parametric Technology Corp.           2,134,975
     64,700 Cadence Design Systems                1,666,025         671,700 PharMerica, Inc.                      3,358,500
    148,400 Checkfree Holdings Corp.              6,316,275          50,500 Plantronics Inc.                      3,159,406
     33,900 Circuit City Stores, Inc.             2,597,587         108,200 Platinum Technology Int'l, Inc.       2,759,100
    103,650 Comair Holdings, Inc.                 2,448,731          61,500 Saks, Inc.                            1,599,000
     80,900 Concord EFS, Inc.                     2,229,806          70,700 Scientific-Atlanta, Inc.              1,926,575
     92,500 Conexant Systems, Inc.                2,561,094          73,000 Snyder Communications                 2,034,875
    121,200 Consolidated Stores Corp.             3,673,875          32,000 Sun Microsystems, Inc.                4,002,000
     89,700 Cooper Cameron Corp.                  3,038,587         135,900 Symantec Corp.                        2,301,806
    144,900 DSP Communications, Inc.              2,300,287          43,600 Synopsys                              2,343,500
    155,900 Diamond Offshore Drilling             4,930,337         286,200 System Software Associates, Inc.        643,950
     70,300 E C I Telecom, Ltd.                   2,460,500          31,500 Tellabs, Inc.                         3,079,125
    135,600 EMC Corporation                      17,322,900          34,200 Teradyne, Inc.                        1,866,037
     68,500 Federal-Mogul Corp.                   2,928,375          58,900 Toronto-Dominion Bank                 2,705,719
     73,600 Forest Laboratories, Inc.             4,149,200          48,500 U.S.Foodservice                       2,255,250
     49,000 Gulfstream Aerospace Corp.            2,125,375          77,800 Unisys Corp.                          2,154,087
    105,500 Heller Financial                      2,479,250          72,500 United Healthcare Corp.               3,815,312
     58,700 Home Depot, Inc.                      3,654,075         144,700 United States Filter                  4,431,437
     73,400 Houghton Mifflin Company              3,440,625          67,600 Universal Health Services, Inc.       2,923,700
     31,300 Intimate Brands,Inc.                  1,506,312          83,500 Waste Management, Inc.                3,705,312
    285,400 Jones Apparel Group, Inc.             7,973,362          14,700 Wellpoint Health Networks Inc.        1,114,444
     78,100 Jones Pharma Inc.                     2,713,975          74,500 Westpoint Stevens, Inc.               2,062,719
    112,000 K Mart Corp.                          1,883,000          66,200 Young & Rubicam Inc.                  2,697,650

                                                                            TOTAL EQUITY                        216,358,706

                                                                            CASH EQUIVALENT                       3,325,612

                                                                            TOTAL ASSETS                        219,684,319

                     ______________________________________

                              THE CHESAPEAKE FUNDS
                     ______________________________________

                                                          April 1, 1999


Dear Shareholder:

         The Chesapeake Growth Fund Series A closed the first quarter with a loss of 1.3%. This compares to a loss of 5.4% for the Russell 2000 and a gain of 5.0% for the S&P 500. Despite their stock price performance, the factors that should support demand for smaller and mid-capitalization companies are strengthening, making this quarter's activity even more contradictory. It was once again a quarter led by the largest of the large caps, and in our universe, the highest PE stocks and the internet. (Without internet stocks the Russell 2000 would have been down an additional 3%.) Despite our understanding that this is primarily due to an anomalistic market environment, disfavoring our types of companies, we expect to do better.

         There is no doubt that we have had great difficulty rationalizing an environment in which valuation has been all but ignored. This is particularly true since our strategy has historically allowed us to outstrip market returns, not only because we have been able to ferret out inefficiencies, but also because price has historically mattered.

         The net result of the market's unprecedented larger capitalization run is that smaller companies now sell at their lowest relative price earnings ratios in history. We are being proactive in our efforts to capitalize on this historic anomaly, one characterized by an investing environment hostile to smaller companies. Most importantly, we are increasing our exposure to our best names for little change in price. This process is tending to lower our portfolio name count, is forcing a sharper selling discipline, and is allowing our most senior people to more effectively direct the research process. We believe this will enhance our performance, regardless of market environment, and just as importantly, is positioning us to best capitalize on the inevitable market turn.

         History leaves little question that market environments cycle and that ultimately there is a regression to the mean. Trying to understand when this regression will occur is what is difficult. Suffice it to say, it is most likely to occur when it is least expected. For example, in December, headlines suggested that neither Japan nor the emerging markets would ever revive. This quarter both Japan and the emerging markets were up more than 12%, surpassing the returns of all major markets. Thus recent press suggesting that the current domestic market trend will last forever, and that the leadership will not change, is in fact a positive sign.

         Many are not aware that in 1998 the S&P 500's advance was due solely to price earnings ratio expansion. In fact, last year S&P 500 earnings were actually down from 1997. Its multiple expansion was primarily due to three things. The first was the demand for big cap liquidity and stability as potential shelter from the global economic difficulty primarily impacting the developing economies and Japan. (This occurred despite the fact that most of these companies relied on the world's developing economies and in part Japan for their expected growth in profits.) The second was a declining interest rate environment. And, the third was the money flow momentum initiated by the first two, and furthered as the performance of these stocks caused others to `pile on'.

         Smaller companies are expected to grow their earnings next year at more than two times the rate of the S&P 500. In addition to this, a stabilizing global economic platform is putting upward pressure on the domestic economy, impeding further rate reduction and thus multiple expansion. This should make earnings growth the driver for stock price appreciation.

         We believe that the money flow into larger company funds, which has been the fuel for their advances, is chasing yesterday's returns. So too do many large pension plans, whose assets as a whole still dominate the market. In fact, despite most investors believing the contrary, large pension plans, due to concerns over valuation and portfolio diversification, have been decreasing their exposure to S&P 500 index funds, completely offsetting continuing inflows from retail investors. Both Vanguard and Standard & Poor's have confirmed this in recent press. This does not say that the market cannot do well; it does say that the S&P is not as likely to maintain its performance pace. Since the fundamentals are in place for a turn, it now boils down to money flow. And, additional evidence of a potential shift in money flow can be found in the fact that among the large institutions, over the next several quarters, there is a significant amount of smaller cap manager search activity planned, suggesting that the direction of money flow into these stocks could soon turn positive. This would obviously benefit our portfolio greatly, but so too should the steps we have employed to position ourselves in this environment.


Sincerely,

/S/ Whit                                     /s/ John
W. Whitfield Gardner                         John L. Lewis, IV

                              Relative Valuations

This graph shows the P/E ratio of the Salomon Smith Barney Emerging Growth Index relative to that of the S&P 500. It clearly illustrates that relative valuations of small and mid cap companies have reached historic lows.

[Graph Included Here]

                _______________________________________________

                           THE CHESAPEAKE GROWTH FUND
                _______________________________________________

                                 March 31, 1999

Investment Strategy
-------------------
The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------
The Fund seeks companies that:
  o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
  o  are selling at a stock price not yet fully reflective of their growth rate;
  o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
  o  have a strong balance sheet
  o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

[pie chart here]
     Apparel - 4.6%
     Business Services - 5.6%
     Computer Software - 10.1%
     Computers & Peripherals - 13.3%
     Energy Services - 7.0%
     Environmental Services - 4.6%
     Financial Services - 5.1%
     Pharmaceuticals - 6.3%
     Retail Sales & Distribution - 9.8%
     Telecommunications - 11.4%
     All Others - 22.4%

About The Investment Advisor
----------------------------
Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 29. The research team is comprised of 15.


       For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.

Ten Largest Holdings
--------------------
     1.  EMC Corporation                    8.0%
     2.  MCI Worldcom Inc.                  5.6%
     3.  Jones Apparel Group, Inc.          3.7%
     4.  Checkfree Holdings Corp.           2.9%
     5.  MidAmerican Energy Holdings        2.3%
     6.  Diamond Offshore Drilling          2.3%
     7.  LSI Logic Corp.                    2.3%
     8.  United States Filter               2.0%
     9.  Allmerica Financial Corp.          1.9%
    10.  Forest Laboratories                1.9%


Portfolio Characteristics
-------------------------
Overall Assets ($MM)                      219
Number of Companies                        68
5 Yr. Historical Earnings Growth           24%
Earnings Growth - net year                 28%
P/E Ratio - next year                      21
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------                                        Annualized
--------------------------------------------------------------------------------
        The Chesapeake        Quarter                                Since
  Growth Fund Series A          End        1 Year     3 Year       Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction         -1.3%       -2.2%      12.0%          15.4%
--------------------------------------------------------------------------------
    Net of the maximum
            sales load^1       -4.3%       -5.2%      10.8%          14.7%
--------------------------------------------------------------------------------
______
1. The maximum sales load for the Fund is 3%. Historical performance for the Chesapeake Growth Fund Series A has been calculated by using the performance of the original class of The Fund now called the Institutional Shares) from inception on April 6, 1994 until the date of issuance of the new Series A Shares on April 7, 1995, and combining such performance with the performance of the Series A Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


                Must be accompanied or preceded by a prospectus.
                  Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863

                                           _______________________________________________

                                                     THE CHESAPEAKE GROWTH FUND
                                           _______________________________________________

                                                      PORTFOLIO OF INVESTMENTS
                                                             (unaudited)
                                                           March 31, 1999

============================================================     ===========================================================
Quantity    Security                           Market Value      Quantity   Security                           Market Value
============================================================     ===========================================================
     67,900 ADC Telecommunications, Inc.          3,237,981         156,300 LSI Logic Corp.                       4,874,606
     65,000 AES Corporation                       2,421,250          26,700 Lexmark Holdings, Inc.                2,987,062
     31,100 Abercrombie & Fitch Co.               2,868,975         135,600 MCI Worldcom Inc.                    12,009,075
    117,500 Adaptec, Inc.                         2,680,469           6,700 Mattel, Inc.                            167,081
     43,300 Airborne Freight Corp.                1,342,300          44,000 Maytag                                2,656,500
    128,800 Allied Waste                          1,859,550         181,400 MidAmerican Energy Holdings           5,079,200
     76,400 Allmerica Financial Corp.             4,206,775         102,500 Mohawk Industries, Inc.               3,075,000
     84,400 Amerisource Health Corp.              2,885,425         147,300 Mylan Laboratories, Inc.              4,041,544
     79,500 BE Aerospace, Inc.                    1,172,625          67,500 NCR Corporation                       3,375,000
     92,700 BMC Software, Inc.                    3,435,694          41,600 Networks Associates, Inc.             1,276,600
     67,400 Best Buy Company, Inc.                3,504,800          66,100 Nova Corporation                      1,735,125
     47,500 Biomet, Inc.                          1,992,031         108,100 Parametric Technology Corp.           2,134,975
     64,700 Cadence Design Systems                1,666,025         671,700 PharMerica, Inc.                      3,358,500
    148,400 Checkfree Holdings Corp.              6,316,275          50,500 Plantronics Inc.                      3,159,406
     33,900 Circuit City Stores, Inc.             2,597,587         108,200 Platinum Technology Int'l, Inc.       2,759,100
    103,650 Comair Holdings, Inc.                 2,448,731          61,500 Saks, Inc.                            1,599,000
     80,900 Concord EFS, Inc.                     2,229,806          70,700 Scientific-Atlanta, Inc.              1,926,575
     92,500 Conexant Systems, Inc.                2,561,094          73,000 Snyder Communications                 2,034,875
    121,200 Consolidated Stores Corp.             3,673,875          32,000 Sun Microsystems, Inc.                4,002,000
     89,700 Cooper Cameron Corp.                  3,038,587         135,900 Symantec Corp.                        2,301,806
    144,900 DSP Communications, Inc.              2,300,287          43,600 Synopsys                              2,343,500
    155,900 Diamond Offshore Drilling             4,930,337         286,200 System Software Associates, Inc.        643,950
     70,300 E C I Telecom, Ltd.                   2,460,500          31,500 Tellabs, Inc.                         3,079,125
    135,600 EMC Corporation                      17,322,900          34,200 Teradyne, Inc.                        1,866,037
     68,500 Federal-Mogul Corp.                   2,928,375          58,900 Toronto-Dominion Bank                 2,705,719
     73,600 Forest Laboratories, Inc.             4,149,200          48,500 U.S.Foodservice                       2,255,250
     49,000 Gulfstream Aerospace Corp.            2,125,375          77,800 Unisys Corp.                          2,154,087
    105,500 Heller Financial                      2,479,250          72,500 United Healthcare Corp.               3,815,312
     58,700 Home Depot, Inc.                      3,654,075         144,700 United States Filter                  4,431,437
     73,400 Houghton Mifflin Company              3,440,625          67,600 Universal Health Services, Inc.       2,923,700
     31,300 Intimate Brands,Inc.                  1,506,312          83,500 Waste Management, Inc.                3,705,312
    285,400 Jones Apparel Group, Inc.             7,973,362          14,700 Wellpoint Health Networks Inc.        1,114,444
     78,100 Jones Pharma Inc.                     2,713,975          74,500 Westpoint Stevens, Inc.               2,062,719
    112,000 K Mart Corp.                          1,883,000          66,200 Young & Rubicam Inc.                  2,697,650

                                                                            TOTAL EQUITY                        216,358,706

                                                                            CASH EQUIVALENT                       3,325,612

                                                                            TOTAL ASSETS                        219,684,319

                     ______________________________________

                              THE CHESAPEAKE FUNDS
                     ______________________________________

                                                          April 1, 1999


Dear Shareholder:

         The Chesapeake Growth Fund Series D closed the first quarter with a loss of 1.5%. This compares to a loss of 5.4% for the Russell 2000 and a gain of 5.0% for the S&P 500. Despite their stock price performance, the factors that should support demand for smaller and mid-capitalization companies are strengthening, making this quarter's activity even more contradictory. It was once again a quarter led by the largest of the large caps, and in our universe, the highest PE stocks and the internet. (Without internet stocks the Russell 2000 would have been down an additional 3%.) Despite our understanding that this is primarily due to an anomalistic market environment, disfavoring our types of companies, we expect to do better.

         There is no doubt that we have had great difficulty rationalizing an environment in which valuation has been all but ignored. This is particularly true since our strategy has historically allowed us to outstrip market returns, not only because we have been able to ferret out inefficiencies, but also because price has historically mattered.

         The net result of the market's unprecedented larger capitalization run is that smaller companies now sell at their lowest relative price earnings ratios in history. We are being proactive in our efforts to capitalize on this historic anomaly, one characterized by an investing environment hostile to smaller companies. Most importantly, we are increasing our exposure to our best names for little change in price. This process is tending to lower our portfolio name count, is forcing a sharper selling discipline, and is allowing our most senior people to more effectively direct the research process. We believe this will enhance our performance, regardless of market environment, and just as importantly, is positioning us to best capitalize on the inevitable market turn.

         History leaves little question that market environments cycle and that ultimately there is a regression to the mean. Trying to understand when this regression will occur is what is difficult. Suffice it to say, it is most likely to occur when it is least expected. For example, in December, headlines suggested that neither Japan nor the emerging markets would ever revive. This quarter both Japan and the emerging markets were up more than 12%, surpassing the returns of all major markets. Thus recent press suggesting that the current domestic market trend will last forever, and that the leadership will not change, is in fact a positive sign.

         Many are not aware that in 1998 the S&P 500's advance was due solely to price earnings ratio expansion. In fact, last year S&P 500 earnings were actually down from 1997. Its multiple expansion was primarily due to three things. The first was the demand for big cap liquidity and stability as potential shelter from the global economic difficulty primarily impacting the developing economies and Japan. (This occurred despite the fact that most of these companies relied on the world's developing economies and in part Japan for their expected growth in profits.) The second was a declining interest rate environment. And, the third was the money flow momentum initiated by the first two, and furthered as the performance of these stocks caused others to `pile on'.

         Smaller companies are expected to grow their earnings next year at more than two times the rate of the S&P 500. In addition to this, a stabilizing global economic platform is putting upward pressure on the domestic economy, impeding further rate reduction and thus multiple expansion. This should make earnings growth the driver for stock price appreciation.

         We believe that the money flow into larger company funds, which has been the fuel for their advances, is chasing yesterday's returns. So too do many large pension plans, whose assets as a whole still dominate the market. In fact, despite most investors believing the contrary, large pension plans, due to concerns over valuation and portfolio diversification, have been decreasing their exposure to S&P 500 index funds, completely offsetting continuing inflows from retail investors. Both Vanguard and Standard & Poor's have confirmed this in recent press. This does not say that the market cannot do well; it does say that the S&P is not as likely to maintain its performance pace. Since the fundamentals are in place for a turn, it now boils down to money flow. And, additional evidence of a potential shift in money flow can be found in the fact that among the large institutions, over the next several quarters, there is a significant amount of smaller cap manager search activity planned, suggesting that the direction of money flow into these stocks could soon turn positive. This would obviously benefit our portfolio greatly, but so too should the steps we have employed to position ourselves in this environment.


Sincerely,

/S/ Whit                                     /s/ John
W. Whitfield Gardner                         John L. Lewis, IV

                              Relative Valuations

This graph shows the P/E ratio of the Salomon Smith Barney Emerging Growth Index relative to that of the S&P 500. It clearly illustrates that relative valuations of small and mid cap companies have reached historic lows.

[Graph Included Here]

                _______________________________________________

                           THE CHESAPEAKE GROWTH FUND
                _______________________________________________

                                 March 31, 1999

Investment Strategy
-------------------
The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
---------------------
The Fund seeks companies that:
  o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
  o  are selling at a stock price not yet fully reflective of their growth rate;
  o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
  o  have a strong balance sheet
  o  are less susceptible to macroeconomic change.


Ten Largest Industry Groups
---------------------------

[pie chart here]
     Apparel - 4.6%
     Business Services - 5.6%
     Computer Software - 10.1%
     Computers & Peripherals - 13.3%
     Energy Services - 7.0%
     Environmental Services - 4.6%
     Financial Services - 5.1%
     Pharmaceuticals - 6.3%
     Retail Sales & Distribution - 9.8%
     Telecommunications - 11.4%
     All Others - 22.4%

About The Investment Advisor
----------------------------
Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $3 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 29. The research team is comprised of 15.


       For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.

Ten Largest Holdings
--------------------
     1.  EMC Corporation                    8.0%
     2.  MCI Worldcom Inc.                  5.6%
     3.  Jones Apparel Group, Inc.          3.7%
     4.  Checkfree Holdings Corp.           2.9%
     5.  MidAmerican Energy Holdings        2.3%
     6.  Diamond Offshore Drilling          2.3%
     7.  LSI Logic Corp.                    2.3%
     8.  United States Filter               2.0%
     9.  Allmerica Financial Corp.          1.9%
    10.  Forest Laboratories                1.9%


Portfolio Characteristics
-------------------------
Overall Assets ($MM)                      219
Number of Companies                        68
5 Yr. Historical Earnings Growth           24%
Earnings Growth - net year                 28%
P/E Ratio - next year                      21
  (Gardner Lewis earnings estimates)


Performance Summary
-------------------                                       Annualized
--------------------------------------------------------------------------------
        The Chesapeake      Quarter                                     Since
  Growth Fund Series D        End          1 Year       3 Year        Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction       -1.5%         -2.9%         11.3%          14.9%
--------------------------------------------------------------------------------
    Net of the maximum
            sales load^1     -2.9%         -4.3%         10.7%          14.6%
--------------------------------------------------------------------------------
________
1. The maximum sales load for the Fund is 1.5%. Historical performance for the Chesapeake Growth Fund Series D has been calculated by using the performance of the original class of The Fund (known as the B shares) from inception on April 6, 1994 until the conversion into the new Series D Shares on April 7, 1995, and combining such performance with the performance of the Series D Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


                Must be accompanied or preceded by a prospectus.
                  Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863

                                           _______________________________________________

                                                     THE CHESAPEAKE GROWTH FUND
                                           _______________________________________________

                                                      PORTFOLIO OF INVESTMENTS
                                                             (unaudited)
                                                           March 31, 1999

============================================================     ===========================================================
Quantity    Security                           Market Value      Quantity   Security                           Market Value
============================================================     ===========================================================
     67,900 ADC Telecommunications, Inc.          3,237,981         156,300 LSI Logic Corp.                       4,874,606
     65,000 AES Corporation                       2,421,250          26,700 Lexmark Holdings, Inc.                2,987,062
     31,100 Abercrombie & Fitch Co.               2,868,975         135,600 MCI Worldcom Inc.                    12,009,075
    117,500 Adaptec, Inc.                         2,680,469           6,700 Mattel, Inc.                            167,081
     43,300 Airborne Freight Corp.                1,342,300          44,000 Maytag                                2,656,500
    128,800 Allied Waste                          1,859,550         181,400 MidAmerican Energy Holdings           5,079,200
     76,400 Allmerica Financial Corp.             4,206,775         102,500 Mohawk Industries, Inc.               3,075,000
     84,400 Amerisource Health Corp.              2,885,425         147,300 Mylan Laboratories, Inc.              4,041,544
     79,500 BE Aerospace, Inc.                    1,172,625          67,500 NCR Corporation                       3,375,000
     92,700 BMC Software, Inc.                    3,435,694          41,600 Networks Associates, Inc.             1,276,600
     67,400 Best Buy Company, Inc.                3,504,800          66,100 Nova Corporation                      1,735,125
     47,500 Biomet, Inc.                          1,992,031         108,100 Parametric Technology Corp.           2,134,975
     64,700 Cadence Design Systems                1,666,025         671,700 PharMerica, Inc.                      3,358,500
    148,400 Checkfree Holdings Corp.              6,316,275          50,500 Plantronics Inc.                      3,159,406
     33,900 Circuit City Stores, Inc.             2,597,587         108,200 Platinum Technology Int'l, Inc.       2,759,100
    103,650 Comair Holdings, Inc.                 2,448,731          61,500 Saks, Inc.                            1,599,000
     80,900 Concord EFS, Inc.                     2,229,806          70,700 Scientific-Atlanta, Inc.              1,926,575
     92,500 Conexant Systems, Inc.                2,561,094          73,000 Snyder Communications                 2,034,875
    121,200 Consolidated Stores Corp.             3,673,875          32,000 Sun Microsystems, Inc.                4,002,000
     89,700 Cooper Cameron Corp.                  3,038,587         135,900 Symantec Corp.                        2,301,806
    144,900 DSP Communications, Inc.              2,300,287          43,600 Synopsys                              2,343,500
    155,900 Diamond Offshore Drilling             4,930,337         286,200 System Software Associates, Inc.        643,950
     70,300 E C I Telecom, Ltd.                   2,460,500          31,500 Tellabs, Inc.                         3,079,125
    135,600 EMC Corporation                      17,322,900          34,200 Teradyne, Inc.                        1,866,037
     68,500 Federal-Mogul Corp.                   2,928,375          58,900 Toronto-Dominion Bank                 2,705,719
     73,600 Forest Laboratories, Inc.             4,149,200          48,500 U.S.Foodservice                       2,255,250
     49,000 Gulfstream Aerospace Corp.            2,125,375          77,800 Unisys Corp.                          2,154,087
    105,500 Heller Financial                      2,479,250          72,500 United Healthcare Corp.               3,815,312
     58,700 Home Depot, Inc.                      3,654,075         144,700 United States Filter                  4,431,437
     73,400 Houghton Mifflin Company              3,440,625          67,600 Universal Health Services, Inc.       2,923,700
     31,300 Intimate Brands,Inc.                  1,506,312          83,500 Waste Management, Inc.                3,705,312
    285,400 Jones Apparel Group, Inc.             7,973,362          14,700 Wellpoint Health Networks Inc.        1,114,444
     78,100 Jones Pharma Inc.                     2,713,975          74,500 Westpoint Stevens, Inc.               2,062,719
    112,000 K Mart Corp.                          1,883,000          66,200 Young & Rubicam Inc.                  2,697,650

                                                                            TOTAL EQUITY                        216,358,706

                                                                            CASH EQUIVALENT                       3,325,612

                                                                            TOTAL ASSETS                        219,684,319

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares


                  Performance Update - $50,000,000 Investment

               For the period from June 12, 1996 (commencement of
                        operations) to February 28, 1999


                  Super-                          NASDAQ
                  Institutional   S&P 500         Industrials
                  Shares          Index           Index

      6/12/96    $50,000,000     $50,000,000     $50,000,000
      8/31/96     44,816,484      48,940,746      45,188,818
     11/30/96     51,513,200      56,981,759      48,033,613
      2/28/97     52,446,877      59,969,752      47,256,720
      5/31/97     55,730,844      64,648,986      48,958,651
      8/31/97     64,713,458      68,834,821      55,463,315
     11/30/97     62,649,033      73,428,371      54,059,331
      2/28/98     65,766,812      80,962,184      56,725,008
      5/31/98     65,620,093      84,486,705      57,655,355
      8/31/98     48,160,527      74,406,542      42,016,157
     11/30/98     60,264,848      90,802,549      52,740,221
      2/28/99     62,923,801      96,941,275      56,635,298


This graph depicts the performance of The Chesapeake Growth Fund Super-Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only


Average Annual Total Return
---------------------------------------------------
       Since Inception              One Year
---------------------------------------------------
            8.85%                    (4.32)%
---------------------------------------------------


The graph assumes an initial $50,000,000 investment at June 12, 1996. All dividends and distributions are reinvested.

At February 28, 1999, the Super-Institutional Shares of The Chesapeake Growth Fund would have grown to $62,923,801 - total investment return of 25.85% since June 12, 1996.

At February 28, 1999, a similar investment in the NASDAQ Industrials Index would have been worth $56,635,298 - total investment return of 13.27%; while a similar investment in the S&P 500 Total Return Index would have grown to $96,941,275 - total investment return of 93.88% since June 12, 1996.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

               For the period from April 6,1994 (commencement of
                        operations) to February 28, 1999


                                              NASDAQ
                Institutional  S&P 500        Industrials
                Shares         Index          Index

       4/6/94  $1,000,000     $1,000,000     $1,000,000
      5/31/94   1,013,000      1,023,703        947,950
      8/31/94   1,058,200      1,073,692        979,838
     11/30/94   1,081,100      1,031,962        961,061
      2/28/95   1,128,600      1,116,296        988,000
      5/31/95   1,247,000      1,230,372      1,053,310
      8/31/95   1,535,000      1,303,973      1,226,306
     11/30/95   1,467,366      1,413,574      1,240,874
      2/29/96   1,463,316      1,503,656      1,287,605
      5/31/96   1,571,672      1,580,241      1,516,725
      8/31/96   1,408,631      1,548,170      1,347,959
     11/30/96   1,618,255      1,802,536      1,432,818
      2/28/97   1,646,610      1,897,057      1,409,644
      5/31/97   1,748,890      2,045,077      1,460,158
      8/31/97   2,030,414      2,177,490      1,654,155
     11/30/97   1,965,454      2,322,801      1,612,282
      2/28/98   2,062,399      2,561,122      1,691,784
      5/31/98   2,057,783      2,672,615      1,719,531
      8/31/98   1,509,579      2,353,744      1,253,103
     11/30/98   1,888,128      2,872,408      1,572,941
      2/28/99   1,969,483      3,066,598      1,689,109


This graph depicts the performance of The Chesapeake Growth Fund Institutional Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------
 Since Inception       One Year         Three Years
-------------------------------------------------------
      14.83%           (4.51)%            10.40%
-------------------------------------------------------


The graph assumes an initial $1,000,000 investment at April 6, 1994. All dividends and distributions are reinvested.

At February 28, 1999, the Institutional Shares of The Chesapeake Growth Fund would have grown to $1,969,483 - total investment return of 96.95% since April 6, 1994.

At February 28, 1999, a similar investment in the NASDAQ Industrials Index would have grown to $1,689,109 - total investment return of 68.91%; while a similar investment in the S&P 500 Total Return Index would have grown to $3,066,598 - total investment return of 206.66% since April 6, 1994.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series C Investor Shares

                    Performance Update - $25,000 Investment

               For the period from April 7,1995 (commencement of
                        operations) to February 28, 1999


                               NASDAQ
                   Series C    Industrials  S&P 500
                   Shares      Index        Index

       4/7/95     $25,000     $25,000      $25,000
      5/31/95      26,421      25,834       26,443
      8/31/95      32,528      30,077       28,025
     11/30/95      30,966      30,434       32,020
      2/29/96      30,794      31,580       33,109
      5/31/96      33,028      37,200       33,963
      8/31/96      29,506      33,061       33,274
     11/30/96      33,779      35,142       38,741
      2/28/97      34,273      34,574       40,772
      5/31/97      36,292      35,813       43,983
      8/31/97      41,983      40,571       46,799
     11/30/97      40,368      39,544       49,922
      2/28/98      42,138      41,494       55,044
      5/31/98      41,818      42,174       57,440
      8/31/98      30,485      30,734       50,587
     11/30/98      37,885      38,579       61,734
      2/28/99      39,323      41,428       65,908


This graph depicts the performance of The Chesapeake Growth Fund Series C Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
-------------------------------------------------------
 Since Inception       One Year         Three Years
-------------------------------------------------------
     12.32%            (6.68)%             8.49%
-------------------------------------------------------


The graph assumes an initial $25,000 investment at April 7, 1995. All dividends and distributions are reinvested.

At February 28, 1999, the Series C Investor Shares of The Chesapeake Growth Fund would have grown to $39,323 - total investment return of 57.29% since April 7, 1995.

At February 28, 1999, a similar investment in the NASDAQ Industrials Index would have grown to $41,428 - total investment return of 65.71%; while a similar investment in the S&P 500 Total Return Index would have grown to $65,908 - total investment return of 163.63% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series A Investor Shares

                    Performance Update - $25,000 Investment

               For the period from April 7,1995 (commencement of
                        operations) to February 28, 1999


                               NASDAQ
                   Series A    Industrials  S&P 500
                   Shares      Index        Index

       4/7/95     $24,250     $25,000      $25,000
      5/31/95      25,628      25,834       26,443
      8/31/95      31,572      30,077       28,025
     11/30/95      30,140      30,434       32,020
      2/29/96      30,036      31,580       33,109
      5/31/96      32,244      37,200       33,963
      8/31/96      28,890      33,061       33,274
     11/30/96      33,139      35,142       38,741
      2/28/97      33,702      34,574       40,772
      5/31/97      35,785      35,813       43,983
      8/31/97      41,492      40,571       46,799
     11/30/97      40,136      39,544       49,922
      2/28/98      42,061      41,494       55,044
      5/31/98      41,942      42,174       57,440
      8/31/98      30,726      30,734       50,587
     11/30/98      38,402      38,579       61,734
      2/28/99      40,029      41,428       65,908


This graph depicts the performance of The Chesapeake Growth Fund Series A Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
------------------------------------------------------------------
                      Since Inception  One Year     Three Years
------------------------------------------------------------------
    No Sales Load         13.72%        (4.83)%        10.05%
------------------------------------------------------------------
With 3.00% Sales Load     12.83%        (7.69)%         8.94%
------------------------------------------------------------------


The graph assumes an initial $25,000 investment at April 7, 1995 ($24,250 after maximum sales load of 3.00%). All dividends and distributions are reinvested.

At February 28, 1999, the Series A Investor Shares of The Chesapeake Growth Fund would have grown to $40,029 - total investment return of 60.12% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, the Series A Investor Shares of The Chesapeake Growth Fund would have grown to $41,267 - total investment return of 65.07% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1999, a similar investment in the NASDAQ Industrials Index would have grown to $41,428 - total investment return of 65.71%; while a similar investment in the S&P 500 Total Return Index would have grown to $65,908 - total investment return of 163.63% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                           THE CHESAPEAKE GROWTH FUND
                            Series D Investor Shares

                    Performance Update - $25,000 Investment

               For the period from April 7,1995 (commencement of
                        operations) to February 28, 1999


                               NASDAQ
                   Series D    Industrials  S&P 500
                   Shares      Index        Index

       4/7/95     $24,625     $25,000      $25,000
      5/31/95      26,045      25,834       26,443
      8/31/95      32,040      30,077       28,025
     11/30/95      30,606      30,434       32,020
      2/29/96      30,479      31,580       33,109
      5/31/96      32,700      37,200       33,963
      8/31/96      29,231      33,061       33,274
     11/30/96      33,504      35,142       38,741
      2/28/97      34,012      34,574       40,772
      5/31/97      36,084      35,813       43,983
      8/31/97      41,795      40,571       46,799
     11/30/97      40,310      39,544       49,922
      2/28/98      42,196      41,494       55,044
      5/31/98      42,002      42,174       57,440
      8/31/98      30,740      30,734       50,587
     11/30/98      38,353      38,579       61,734
      2/28/99      39,912      41,428       65,908


This graph depicts the performance of The Chesapeake Growth Fund Series D Investor Shares versus the NASDAQ Industrials Index and the S&P 500 Total Return Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return
------------------------------------------------------------------
                      Since Inception  One Year     Three Years
------------------------------------------------------------------
    No Sales Load         13.19%        (5.41)%        9.40%
------------------------------------------------------------------
With 1.50% Sales Load     12.75%        (6.83)%        8.85%
------------------------------------------------------------------


The graph assumes an initial $25,000 investment at April 7, 1995 ($24,625 after maximum sales load of 1.50%). All dividends and distributions are reinvested.

At February 28, 1999, the Series D Investor Shares of The Chesapeake Growth Fund would have grown to $39,912 - total investment return of 59.65% since April 7, 1995. Without the deduction of the 1.50% maximum sales load, the Series D Investor Shares of The Chesapeake Growth Fund would have grown to $40,519 - total investment return of 62.08% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At February 28, 1999, a similar investment in the NASDAQ Industrials Index would have grown to $41,428 - total investment return of 65.71%; while a similar investment in the S&P 500 Total Return Index would have grown to $65,908 - total investment return of 163.63% since April 7, 1995.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.34%

       Advertising - 2.41%
         (a)Young & Rubicam Inc. .....................................................               136,100            $  5,137,775
                                                                                                                        ------------

       Aerospace & Defense - 1.58%
         (a)BE Aerospace, Inc. .......................................................                79,500               1,172,625
         (a)Gulfstream Aerospace Corporation .........................................                49,000               2,192,750
                                                                                                                        ------------
                                                                                                                           3,365,375
                                                                                                                        ------------
       Apparel Manufacturing - 3.74%
         (a)Jones Apparel Group, Inc. ................................................               285,400               7,973,362
                                                                                                                        ------------

       Auto Parts - Replacement Equipment - 1.58%
            Federal-Mogul Corporation ................................................                68,500               3,369,344
                                                                                                                        ------------

       Commercial Services - 1.99%
         (a)Concord EFS, Inc. ........................................................                80,900               2,583,744
         (a)NOVA Corporation .........................................................                66,100               1,652,500
                                                                                                                        ------------
                                                                                                                           4,236,244
                                                                                                                        ------------
       Computers - 12.69%
         (a)Adaptec, Inc. ............................................................               117,500               2,342,656
         (a)Apple Computer, Inc. .....................................................                71,500               2,489,094
         (a)EMC Corporation ..........................................................               135,600              13,882,050
         (a)Gateway 2000, Inc. .......................................................                33,800               2,456,838
         (a)NCR Corporation ..........................................................                67,500               2,763,281
         (a)Sun Microsystems, Inc. ...................................................                32,000               3,114,000
                                                                                                                        ------------
                                                                                                                          27,047,919
                                                                                                                        ------------
       Computer Software & Services - 9.29%
         (a)BMC Software, Inc. .......................................................                68,900               2,816,287
         (a)Cadence Design Systems, Inc. .............................................                64,700               1,556,844
            Ceridian Corporation .....................................................                20,300               1,453,987
         (a)CheckFree Holdings Corporation ...........................................               148,400               5,082,700
         (a)Network Associates, Inc. .................................................                43,400               2,039,800
         (a)PLATINUM technology International, inc ...................................               108,200               1,433,650
         (a)Symantec Corporation .....................................................               135,900               2,454,694
         (a)Synopsys, Inc. ...........................................................                43,600               2,016,500
            System Software Associates, Inc. .........................................               286,200                 948,038
                                                                                                                        ------------
                                                                                                                          19,802,500
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Electronics - 3.13%
         (a)Rambus Inc. ..............................................................                38,000            $  2,762,125
         (a)SCI Systems, Inc. ........................................................                73,400               2,270,813
         (a)Teradyne, Inc. ...........................................................                34,200               1,641,600
                                                                                                                        ------------
                                                                                                                           6,674,538
                                                                                                                        ------------
       Electronics - Semiconductor - 3.41%
         (a)Conexant Systems, Inc. ...................................................                61,300               1,042,100
         (a)LSI Logic Corporation ....................................................                42,500               1,099,688
            Micron Technology, Inc. ..................................................                88,800               5,117,100
                                                                                                                        ------------
                                                                                                                           7,258,888
                                                                                                                        ------------
       Environmental Control - 1.91%
            Waste Management, Inc. ...................................................                83,500               4,081,062
                                                                                                                        ------------

       Financial Services - 1.20%
            Heller Financial, Inc. ...................................................               105,500               2,551,781
                                                                                                                        ------------

       Financial - Banks, Commercial - 1.14%
            Toronto - Dominion Bank ..................................................                58,900               2,429,625
                                                                                                                        ------------

       Foreign Securities - 1.37%
            ECI Telecom Limited ......................................................                79,300               2,914,275
                                                                                                                        ------------

       Household Products & Housewares - 1.16%
            Maytag Corporation .......................................................                44,000               2,466,750
                                                                                                                        ------------

       Human Resources - 1.05%
         (a)Modis Professional Services, Inc. ........................................               164,000               2,244,750
                                                                                                                        ------------

       Industrial Materials - 0.38%
         (a)Cable Design Technologies Corporation ....................................                63,050                 815,709
                                                                                                                        ------------

       Insurance - Multiline - 1.91%
            Allmerica Financial Corporation ..........................................                76,400               4,077,850
                                                                                                                        ------------

       Lodging - 0.79%
         (a)Fairfield Communities, Inc. ..............................................                44,500               1,329,737
         (a)Sunterra Corporation .....................................................               108,550                 364,344
                                                                                                                        ------------
                                                                                                                           1,694,081
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Medical - Services - 2.96%
            United HealthCare Corporation ............................................              72,500              $  3,575,156
            Universal Health Services, Inc. ..........................................              67,600                 2,746,250
                                                                                                                        ------------
                                                                                                                           6,321,406
                                                                                                                          ----------
       Medical Supplies - 1.87%
            Biomet, Inc. .............................................................              81,700                 2,997,369
            Medtronic, Inc. ..........................................................              13,887                   980,769
                                                                                                                        ------------
                                                                                                                           3,978,138
                                                                                                                        ------------
       Miscellaneous - Manufacturing - 1.71%
         (a)American Power Conversion Corporation ....................................              25,000                   896,875
            Pall Corporation .........................................................             130,000                 2,754,375
                                                                                                                        ------------
                                                                                                                           3,651,250
                                                                                                                        ------------
       Oil & Gas - Equipment & Services - 1.29%
         (a)Cooper Cameron Corporation ...............................................              89,700                 2,107,950
         (a)Global Industries, Ltd. ..................................................             126,800                   641,925
                                                                                                                        ------------
                                                                                                                           2,749,875
                                                                                                                        ------------
       Pharmaceuticals - 7.87%
         (a)AmeriSource Health Corporation ...........................................              42,200                 3,149,175
         (a)Forest Laboratories, Inc. ................................................              73,600                 3,638,600
            Jones Pharma Incorporated ................................................              78,100                 2,196,563
            Mylan Laboratories Inc. ..................................................             147,300                 4,023,131
         (a)PharMerica, Inc. .........................................................             671,700                 3,778,312
                                                                                                                        ------------
                                                                                                                          16,785,781
                                                                                                                        ------------
       Publishing - Printing - 1.14%
            Houghton Mifflin Company .................................................              56,600                 2,433,800
                                                                                                                        ------------

       Restaurants & Food Services - 1.16%
            CKE Restaurants, Inc. ....................................................              93,097                 2,472,889
                                                                                                                        ------------

       Retail - Apparel - 1.69%
         (a)Abercrombie & Fitch Co. ..................................................              31,100                 2,363,600
            Intimate Brands, Inc. ....................................................              31,300                 1,230,481
                                                                                                                        ------------
                                                                                                                           3,594,081
                                                                                                                        ------------
       Retail - Department Stores - 1.04%
         (a)Saks Incorporated ........................................................              61,500                 2,210,156
                                                                                                                        ------------

       Retail - Drug Stores - 1.93%
            Rite Aid Corporation .....................................................              99,200                 4,104,400
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - General Merchandise - 0.92%
         (a)Kmart Corporation ........................................................              112,000             $  1,960,000
                                                                                                                        ------------

       Retail - Specialty Line - 4.63%
         (a)Best Buy Co., Inc. .......................................................               33,700                3,125,675
            Circuit City Stores ......................................................               59,600                3,233,300
            The Home Depot, Inc. .....................................................               58,700                3,503,656
                                                                                                                        ------------
                                                                                                                           9,862,631
                                                                                                                        ------------
       Textiles - 1.56%
         (a)Mohawk Industries, Inc. ..................................................              102,500                3,331,250
                                                                                                                        ------------

       Telecommunications Equipment - 4.93%
         (a)ADC Telecommunications, Inc. .............................................               67,900                2,749,950
         (a)DSP Communications, Inc. .................................................              144,900                2,173,500
         (a)Plantronics, Inc. ........................................................               50,500                3,061,563
         (a)Tellabs, Inc. ............................................................               31,500                2,521,969
                                                                                                                        ------------
                                                                                                                          10,506,982
                                                                                                                        ------------
       Toys - 1.59%
            Mattel, Inc. .............................................................              128,600                3,391,825
                                                                                                                        ------------

       Transportation - Air - 2.01%
            Airborne Freight Corporation .............................................               43,300                1,688,700
            COMAIR Holdings, Inc. ....................................................               69,100                2,599,888
                                                                                                                        ------------
                                                                                                                           4,288,588
                                                                                                                        ------------
       Utilities - Electric - 3.50%
         (a)CalEnergy Company, Inc. ..................................................              179,800                5,045,638
            The AES Corporation ......................................................               65,000                2,417,187
                                                                                                                        ------------
                                                                                                                           7,462,825
                                                                                                                        ------------
       Utilities - Telecommunications - 5.25%
         (a)MCI WorldCom, Inc. .......................................................              135,600               11,187,000
                                                                                                                        ------------

       Utilities - Water - 1.56%
         (a)United States Filter Corporation .........................................              135,100                3,318,394
                                                                                                                        ------------

            Total Common Stocks (Cost $172,887,286) ..................................                                   211,753,099
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                    Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 0.86%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................            1,841,153            $   1,841,153
            (Cost $1,841,153)                                                                                          -------------

Total Value of Investments (Cost $174,728,43% (b)) ....................................................      100.20 %  $213,594,252
Liabilities In Excess of Other Assets .................................................................       (0.20)%      (423,330)
                                                                                                             ------    ------------
       Net Assets .....................................................................................      100.00 %  $213,170,922
                                                                                                             ======    ============






       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  federal  income  tax  purposes  is the  $174,931,312.  Unrealized  appreciation  (depreciation)  of investments for and federal income tax purposes is as follows:



            Unrealized appreciation                                                                                     $52,256,056
            Unrealized depreciation                                                                                     (13,593,116)
                                                                                                                        -----------

                            Net unrealized appreciation                                                                 $38,662,940
                                                                                                                        ===========







See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1999


ASSETS
       Investments, at value (cost $174,728,439) .....................................................                $ 213,594,252
       Cash ..........................................................................................                        6,425
       Income receivable .............................................................................                       25,085
       Receivable for investments sold ...............................................................                      768,329
       Receivable for fund shares sold ...............................................................                       12,791
       Other assets ..................................................................................                       15,687
                                                                                                                      -------------

            Total assets .............................................................................                  214,422,569
                                                                                                                      -------------

LIABILITIES
       Accrued expenses ..............................................................................                       72,215
       Payable for investment purchases ..............................................................                    1,176,398
       Payable for fund shares redeemed ..............................................................                        2,593
       Other liabilities .............................................................................                          441
                                                                                                                      -------------

            Total liabilities ........................................................................                    1,251,647
                                                                                                                      -------------

NET ASSETS ...........................................................................................                $ 213,170,922
                                                                                                                      =============

NET ASSETS CONSIST OF
       Paid-in capital ...............................................................................                $ 175,174,706
       Distribution in excess of net realized gains ..................................................                     (372,638)
       Accumulated net realized loss on investments ..................................................                     (496,959)
       Net unrealized appreciation on investments ....................................................                   38,865,813
                                                                                                                      -------------
                                                                                                                      $ 213,170,922
                                                                                                                      =============
INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($63,425,554 / 3,821,233 shares outstanding) .............................................                      $ 16.60
                                                                                                                            =======

SERIES A INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($25,796,850/ 1,575,602 shares outstanding) ..............................................                      $ 16.37
                                                                                                                            =======
       Maximum offering price per share (100 / 97 of $16.37) .........................................                      $ 16.88
                                                                                                                            =======

SERIES C INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($2,739,700/ 176,486 shares outstanding) .................................................                      $ 15.52
                                                                                                                            =======

SERIES D INVESTOR SHARES
       Net asset value, redemption and offering price per share
            ($8,060,215 / 502,383 shares outstanding) ................................................                      $ 16.04
                                                                                                                            =======
       Maximum offering price per share (100 / 98.5 of $16.04) .......................................                      $ 16.29
                                                                                                                            =======

SUPER-INSTITUTIONAL SHARES
       Net asset value, redemption and offering price per share
            ($113,148,603 / 6,782,886 shares outstanding) ............................................                      $ 16.68
                                                                                                                            =======



See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 1999



INVESTMENT LOSS

       Income
            Dividends ...................................................................................              $    815,856
                                                                                                                       ------------

       Expenses
            Investment advisory fees (note 2) ...........................................................                 2,360,591
            Fund administration fees (note 2) ...........................................................                   140,800
            Distribution fees - Series A (note 3) .......................................................                    78,847
            Distribution fees - Series C (note 3) .......................................................                    25,517
            Distribution fees - Series D (note 3) .......................................................                    47,913
            Custody fees ................................................................................                    15,395
            Registration and filing administration fees (note 2) ........................................                    23,374
            Fund accounting fees (note 2) ...............................................................                    84,000
            Audit fees ..................................................................................                     9,500
            Legal fees ..................................................................................                    38,401
            Securities pricing fees .....................................................................                     4,384
            Shareholder administration fees .............................................................                    50,000
            Shareholder recordkeeping fees ..............................................................                    36,002
            Shareholder servicing expenses ..............................................................                    17,382
            Registration and filing expenses ............................................................                    35,064
            Printing expenses ...........................................................................                    17,421
            Amortization of deferred organization expenses (note 3) .....................................                     8,636
            Trustee fees and meeting expenses ...........................................................                     9,017
            Other operating expenses ....................................................................                     9,706
                                                                                                                       ------------

                  Total expenses ........................................................................                 3,011,950
                                                                                                                       ------------

                  Less:
                       Expense reimbursements ...........................................................                  (169,241)
                       Distribution fees waived - Series A (note 3) .....................................                      (498)
                       Distribution fees waived - Series C (note 3) .....................................                      (163)
                       Distribution fees waived - Series D (note 3) .....................................                      (280)
                       Shareholder administration fees waived (note 2) ..................................                   (25,000)
                                                                                                                       ------------

                  Net expenses ..........................................................................                 2,816,768
                                                                                                                       ------------

                       Net investment loss ..............................................................                (2,000,912)
                                                                                                                       ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ...................................................                  (496,959)
       Decrease in unrealized appreciation on investments ...............................................               (13,218,336)
                                                                                                                       ------------

            Net realized and unrealized loss on investments .............................................               (13,715,295)
                                                                                                                       ------------

                  Net decrease in net assets resulting from operations ..................................              $(15,716,207)
                                                                                                                       ============


See accompanying notes to financial statements

                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Year ended        Year ended
                                                                                                     February 28,      February 28,
                                                                                                         1999              1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS
     Operations
          Net investment loss ....................................................................   $ (2,000,912)     $ (2,437,229)
          Net realized (loss) gain from investment transactions ..................................       (496,959)       34,915,833
          (Decrease) increase in unrealized appreciation on investments ..........................    (13,218,336)       22,557,525
                                                                                                     ------------      ------------
              Net (decrease) increase in net assets resulting from operations ....................    (15,716,207)       55,036,129
                                                                                                     ------------      ------------
     Distributions to shareholders from
          Tax return of capital ..................................................................              0        (7,366,935)
          Distribution in excess of net realized gains ...........................................       (372,638)                0
          Net realized gain from investment transactions .........................................     (5,445,095)      (26,747,385)
                                                                                                     ------------      ------------
              Decrease in net assets resulting from distributions ................................     (5,817,733)      (34,114,320)
                                                                                                     ------------      ------------
     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a)             (33,312,063)       15,554,185
                                                                                                     ------------      ------------
                   Total (decrease) increase in net assets .......................................    (54,846,003)       36,475,994
NET ASSETS
     Beginning of year ...........................................................................    268,016,925       231,540,931
                                                                                                     ------------      ------------
     End of year .................................................................................   $213,170,922      $268,016,925
                                                                                                     ============      ============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                               Year ended                      Year ended
                                                                            February 28, 1999               February 28, 1998
                                                                           Shares         Value           Shares          Value
                                                        ----------------------------------------------------------------------------
-----------------------------------------
          Institutional Shares
-----------------------------------------
Shares sold .........................................                       793,937    $ 13,750,824       1,051,514    $ 19,879,652
Shares issued for reinvestment of distributions .....                        98,122       1,628,824         700,580      12,393,286
Shares redeemed .....................................                    (2,269,992)    (35,712,491)     (1,340,894)    (23,569,381)
                                                                       ------------    ------------    ------------    ------------
     Net (decrease) increase ........................                    (1,377,933)   $(20,332,843)        411,200    $  8,703,557
                                                                       ============    ============    ============    ============
-----------------------------------------
            Series A Shares
-----------------------------------------
Shares sold .........................................                       115,434    $  1,960,607         530,549    $  9,940,125
Shares issued for reinvestment of distributions .....                        42,837         701,668         285,571       5,008,907
Shares redeemed .....................................                      (896,110)    (14,772,539)       (936,063)    (17,142,515)
                                                                       ------------    ------------    ------------    ------------
     Net decrease ...................................                      (737,839)   $(12,110,264)       (119,943)   $ (2,193,483)
                                                                       ============    ============    ============    ============
-----------------------------------------
            Series C Shares
-----------------------------------------
Shares sold .........................................                         4,837    $     62,950          51,400    $    892,071
Shares issued for reinvestment of distributions .....                         4,820          74,850          30,187         514,986
Shares redeemed .....................................                       (98,489)     (1,609,034)       (391,932)     (6,437,614)
                                                                       ------------    ------------    ------------    ------------
     Net decrease ...................................                       (88,832)   $ (1,471,234)       (310,345)   $ (5,030,557)
                                                                       ============    ============    ============    ============
-----------------------------------------
            Series D Shares
-----------------------------------------
Shares sold .........................................                         9,442    $    168,590          21,553    $    358,036
Shares issued for reinvestment of distributions .....                        14,142         226,988          81,859       1,418,612
Shares redeemed .....................................                      (177,343)     (2,861,271)       (116,844)     (2,013,186)
                                                                       ------------    ------------    ------------    ------------
     Net  decrease ..................................                      (153,759)   $ (2,465,693)        (13,432)   $   (236,538)
                                                                       ============    ============    ============    ============
-----------------------------------------
       Super-Institutional Shares
-----------------------------------------
Shares sold .........................................                             0    $          0               0    $          0
Shares issued for reinvestment of distributions .....                       183,821       3,067,971         806,720      14,311,206
Shares redeemed .....................................                             0               0               0               0
                                                                       ------------    ------------    ------------    ------------
     Net increase ...................................                       183,821    $  3,067,971         806,720    $ 14,311,206
                                                                       ============    ============    ============    ============
-----------------------------------------
              Fund Summary
-----------------------------------------
Shares sold .........................................                       923,650    $ 15,942,971       1,655,016    $ 31,069,884
Shares issued for reinvestment of distribution ......                       343,742       5,700,301       1,904,917      33,646,997
Shares redeemed .....................................                    (3,441,934)    (54,955,335)     (2,785,733)    (49,162,696)
                                                                       ------------    ------------    ------------    ------------
     Net (decrease) increase ........................                    (2,174,542)   $(33,312,063)        774,200    $ 15,554,185
                                                                       ============    ============    ============    ============

See accompanying notes to financial statements.

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                        Institutional Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     April 6, 1994
                                                                                                                    (commencement of
                                                            Year ended    Year ended    Year ended    Year ended     operations) to
                                                           February 28,  February 28,  February 28,  February 29,     February 28,
                                                                  1999          1998          1997          1996         1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................     $17.86        $16.26        $14.45        $11.31        $10.00

     Income from investment operations
        Net investment loss ...............................      (0.17)        (0.15)        (0.13)        (0.05)        (0.04)
        Net realized and unrealized (loss) gain on investments   (0.63)         4.22          1.94          3.38          1.35
                                                               -------       -------       -------       -------       -------

           Total from investment operations ...............      (0.80)         4.07          1.81          3.33          1.31
                                                               -------       -------       -------       -------       -------

     Distributions to shareholders from
        Net investment income .............................      (0.00)         0.00          0.00         (0.11)         0.00
        Tax return of capital .............................       0.00         (0.53)         0.00          0.00          0.00
        Distribution in excess of net realized gains ......      (0.03)         0.00          0.00          0.00          0.00
        Net realized gain from investment transactions ....      (0.43)        (1.94)         0.00         (0.08)         0.00
                                                               -------       -------       -------       -------       -------

           Total distributions ............................      (0.46)        (2.47)         0.00         (0.19)         0.00
                                                               -------       -------       -------       -------       -------

Net asset value, end of period ............................     $16.60        $17.86        $16.26        $14.45        $11.31
                                                               =======       =======       =======       =======       =======

Total return (a) ..........................................      (4.51)%       25.25 %       12.53 %       29.66 %       13.12 % (c)
                                                               =======       =======       =======       =======       =======

Ratios/supplemental data
     Net assets, end of period (000's) ....................    $63,426       $92,858       $77,858       $80,252       $15,088
                                                               =======       =======       =======       =======       =======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees .....       1.22 %        1.19 %        1.23 %        1.65 %        2.75 % (b)
        After expense reimbursements and waived fees ......       1.15 %        1.16 %        1.22 %        1.49 %        1.73 % (b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees .....      (0.87)%       (0.90)%       (0.85)%       (0.98)%       (1.80)% (b)
        After expense reimbursements and waived fees ......      (0.80)%       (0.88)%       (0.84)%       (0.82)%       (0.78)% (b)

     Portfolio turnover rate ..............................     121.48 %      105.60 %      126.44 %       99.33 %       64.92 %


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c)  Aggregate return.  Not annualized.


See accompanying notes to financial statements                                                                           (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                      Series A Investor Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     April 7, 1995
                                                                                                                   (commencement of
                                                                   Year ended       Year ended       Year ended     operations) to
                                                                  February 28,     February 28,     February 28,     February 29,
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................       $17.69           $16.18           $14.42           $11.79

     Income from investment operations
        Net investment income loss ...........................        (0.24)           (0.21)           (0.18)           (0.06)
        Net realized and unrealized (loss) gain on investments        (0.62)            4.19             1.94             2.88
                                                                    -------          -------          -------          -------

            Total from investment operations .................        (0.86)            3.98             1.76             2.82
                                                                    -------          -------          -------          -------

     Distributions to shareholders from
        Net investment income ................................        (0.00)            0.00             0.00            (0.11)
        Tax return of capital ................................         0.00            (0.53)            0.00             0.00
        Distribution in excess of net realized gains .........        (0.03)            0.00             0.00             0.00
        Net realized gain from investment transactions .......        (0.43)           (1.94)            0.00            (0.08)
                                                                    -------          -------          -------          -------

            Total distributions ..............................        (0.46)           (2.47)            0.00            (0.19)
                                                                    -------          -------          -------          -------

Net asset value, end of period ...............................       $16.37           $17.69           $16.18           $14.42
                                                                    =======          =======          =======          =======

Total return (a) .............................................        (4.83)%          24.80 %          12.21 %          23.86 % (c)
                                                                    =======          =======          =======          =======

Ratios/supplemental data
     Net assets, end of period (000's) .......................      $25,797          $40,924          $39,376          $32,549
                                                                    =======          =======          =======          =======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........         1.60 %           1.55 %           1.54 %           1.88 % (b)
        After expense reimbursements and waived fees .........         1.53 %           1.52 %           1.53 %           1.71 % (b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........        (1.26)%          (1.27)%          (1.16)%          (1.20)% (b)
        After expense reimbursements and waived fees .........        (1.18)%          (1.24)%          (1.15)%          (1.04)% (b)

     Portfolio turnover rate .................................       121.48 %         105.60 %         126.44 %          99.33 %


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c)  Aggregate return.  Not annualized.

See accompanying notes to financial statements                                                                           (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                      Series C Investor Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     April 7, 1995
                                                                                                                   (commencement of
                                                                      Year ended      Year ended      Year ended    operations) to
                                                                     February 28,    February 28,    February 28,    February 29,
                                                                         1999            1998            1997            1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ................................   $17.12          $15.97          $14.34          $11.79

     Income from investment operations
        Net investment income loss ..................................    (0.60)          (0.52)          (0.29)          (0.12)
        Net realized and unrealized (loss) gain on investments.......    (0.54)           4.14            1.92            2.86
                                                                        ------          ------          ------          ------

            Total from investment operations ........................    (1.14)           3.62            1.63            2.74
                                                                        ------          ------          ------          ------

     Distributions to shareholders from
        Net investment income .......................................    (0.00)           0.00            0.00           (0.11)
        Tax return of capital .......................................     0.00           (0.53)           0.00            0.00
        Distribution in excess of net realized gains ................    (0.03)           0.00            0.00            0.00
        Net realized gain from investment transactions ..............    (0.43)          (1.94)           0.00           (0.08)
                                                                        ------          ------          ------          ------

            Total distributions .....................................    (0.46)          (2.47)           0.00           (0.19)
                                                                        ------          ------          ------          ------

Net asset value, end of period ......................................   $15.52          $17.12          $15.97          $14.34
                                                                        ======          ======          ======          ======

Total return (a) ....................................................    (6.68)%         22.95 %         11.30 %         23.18 % (c)
                                                                        ======          ======          ======          ======

Ratios/supplemental data
     Net assets, end of period (000's) ..............................   $2,740          $4,541          $9,192          $7,908
                                                                        ======          ======          ======          ======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...............     3.90 %          3.11 %          2.34 %          2.38 % (b)
        After expense reimbursements and waived fees ................     3.45 %          3.05 %          2.33 %          2.18 % (b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...............    (3.55)%         (2.84)%         (1.97)%         (1.77)% (b)
        After expense reimbursements and waived fees ................    (3.11)%         (2.78)%         (1.96)%         (1.57)% (b)

     Portfolio turnover rate ........................................   121.48 %        105.60 %        126.44 %         99.33 %


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c)  Aggregate return.  Not annualized.

See accompanying notes to financial statements                                                                           (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                      Series D Investor Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     April 7, 1995
                                                                                                                   (commencement of
                                                                   Year ended       Year ended       Year ended     operations) to
                                                                  February 28,     February 28,     February 28,     February 29,
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................       $17.45           $16.09           $14.41           $11.79

     Income from investment operations
        Net investment income loss ...........................        (0.34)           (0.32)           (0.29)           (0.11)
        Net realized and unrealized (loss) gain on investments        (0.61)            4.15             1.97             2.92
                                                                    -------          -------          -------          -------

            Total from investment operations .................        (0.95)            3.83             1.68             2.81
                                                                    -------          -------          -------          -------

     Distributions to shareholders from
        Net investment income ................................        (0.00)            0.00             0.00            (0.11)
        Tax return of capital ................................         0.00            (0.53)            0.00             0.00
        Distribution in excess of net realized gains .........        (0.03)            0.00             0.00             0.00
        Net realized gain from investment transactions .......        (0.43)           (1.94)            0.00            (0.08)
                                                                    -------          -------          -------          -------

            Total distributions ..............................        (0.46)           (2.47)            0.00            (0.19)
                                                                    -------          -------          -------          -------

Net asset value, end of period ...............................       $16.04           $17.45           $16.09           $14.41
                                                                    =======          =======          =======          =======

Total return (a) .............................................        (5.41)%          24.06 %          11.59 %          23.77 % (c)
                                                                    =======          =======          =======          =======

Ratios/supplemental data
     Net assets, end of period (000's) .......................      $ 8,060          $11,448          $10,774          $11,929
                                                                    =======          =======          =======          =======

     Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........         2.34 %           2.22 %           2.02 %           2.13 % (b)
        After expense reimbursements and waived fees .........         2.14 %           2.18 %           2.01 %           1.73 % (b)

     Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........        (2.00)%          (1.94)%          (1.64)%          (1.54)% (b)
        After expense reimbursements and waived fees .........        (1.79)%          (1.89)%          (1.63)%          (1.14)% (b)

     Portfolio turnover rate .................................       121.48 %         105.60 %         126.44 %          99.33 %


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c)  Aggregate return.  Not annualized.

See accompanying notes to financial statements                                                                           (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                     Super-Institutional Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      For the
                                                                                                                    period from
                                                                                                                   June 12, 1996
                                                                                                                  (commencement of
                                                                             Year ended          Year ended        operations) to
                                                                            February 28,        February 28,        February 28,
                                                                                1999                1998                1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .................................          $17.92              $16.29              $15.53

     Income from investment operations
       Net investment loss ...........................................           (0.11)              (0.12)              (0.07)
       Net realized and unrealized (loss) gain on investments ........           (0.67)               4.22                0.83
                                                                              --------            --------            --------

         Total from investment operations ............................           (0.78)               4.10                0.76
                                                                              --------            --------            --------

     Distributions to shareholders from
       Net investment income .........................................           (0.00)               0.00                0.00
       Tax return of capital .........................................            0.00               (0.53)               0.00
       Distribution in excess of net realized gains ..................           (0.03)               0.00                0.00
       Net realized gain from investment transactions ................           (0.43)              (1.94)               0.00
                                                                              --------            --------            --------

         Total distributions .........................................           (0.46)              (2.47)               0.00
                                                                              --------            --------            --------

Net asset value, end of period .......................................          $16.68              $17.92              $16.29
                                                                              ========            ========            ========

Total return (a) .....................................................           (4.32)%             25.40 %              4.89 % (c)
                                                                              ========            ========            ========

Ratios/supplemental data
     Net assets, end of period (000's) ...............................        $113,148            $118,246            $ 94,340
                                                                              ========            ========            ========

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees .................            1.05 %              1.06 %              1.08 % (b)
       After expense reimbursements and waived fees ..................            0.99 %              1.04 %              1.04 % (b)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees .................           (0.71)%             (0.77)%             (0.75)% (b)
       After expense reimbursements and waived fees ..................           (0.64)%             (0.75)%             (0.72)% (b)

     Portfolio turnover rate .........................................          121.48 %            105.60 %            126.44 %



(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c)  Aggregate return.  Not annualized.


See accompanying notes to financial statements

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. The Fund offer five classes of shares-Super-Institutional, Institutional, Investor Series A, Investor Series C, and Investor Series D. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Series C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999


                  The Fund has a capital loss carryforward for federal income tax purposes of $666,806 which expires in the year 2007. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforward has been offset or expires.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,000,912 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, Series C, and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. The
         Administrator also receives a monthly fee of $1,750 for the Institutional Shares and for Series A, Series C, and Series D Investor Shares for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, Series C, and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. The Administrator voluntarily waived a portion of its fees amounting to $25,000 for the fiscal year ended February 28, 1999. There can be no assurance that the foregoing voluntary fee waivers will continue.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999


         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 1999, the Distributor retained sales charges in the amount of $1,865.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $78,349, $25,054 and $47,633, net of waived fees, in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 1999.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $280,786,409 and $318,040,067 respectively, for the fiscal year ended February 28, 1999.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the fund's expenses. For the fiscal year ended February 28, 1999, the Fund's expenses were reduced by $169,241 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $.46 per share distributions for the year ended February 28, 1999, was classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund, including the schedule of investments, as of February 28, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended February 28, 1999 and 1998, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 19, 1999

--------------------------------------------------------------------------------

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

--------------------------------------------------------------------------------


                 a series of the Gardner Lewis Investment Trust




                             Semi-Annual Report 1999


                        FOR THE PERIOD ENDED FEBRUARY 28





                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 96.16%

       Aerospace & Defense - 2.81%
         (a)BE Aerospace, Inc. .....................................................                 169,300             $ 2,497,175
         (a)Gulfstream Aerospace Corporation .......................................                 115,000               5,146,250
         (a)Triumph Group, Inc. ....................................................                 111,800               2,864,875
                                                                                                                         -----------
                                                                                                                          10,508,300
                                                                                                                         -----------
       Apparel Manufacturing - 4.60%
         (a)Jones Apparel Group, Inc. ..............................................                 614,300              17,162,006
         (a)Littlefield, Adams & Company ...........................................                   4,663                  18,069
                                                                                                                         -----------
                                                                                                                          17,180,075
                                                                                                                         -----------
       Auto Parts - Original Equipment - 1.96%
            Federal-Mogul Corporation ..............................................                 148,700               7,314,181
                                                                                                                         -----------

       Commercial Services - 2.39%
         (a)Building One Services Corporation ......................................                 227,400               3,752,100
         (a)NOVA Corporation .......................................................                 118,500               2,962,500
         (a)Rent-Way, Inc. .........................................................                  97,700               2,210,463
                                                                                                                         -----------
                                                                                                                           8,925,063
                                                                                                                         -----------
       Computers - 4.87%
         (a)EMC Corporation ........................................................                 128,800              13,185,900
         (a)NeoMagic Corporation ...................................................                 192,300               2,091,262
         (a)Quantum Corporation ....................................................                 177,900               2,924,231
                                                                                                                         -----------
                                                                                                                          18,201,393
                                                                                                                         -----------
       Computer Software & Services - 15.23%
         (a)Apex PC Solutions, Inc. ................................................                 109,700               2,687,650
         (a)Activision, Inc. .......................................................                 174,500               1,897,688
         (a)Avant! Corporation .....................................................                  99,200               1,711,200
         (a)Avid Technology, Inc. ..................................................                  63,500               1,861,344
         (a)BMC Software, Inc. .....................................................                 137,100               5,603,962
         (a)Cadence Design Systems, Inc. ...........................................                 125,400               3,017,438
         (a)CheckFree Holdings Corporation .........................................                 289,400               9,911,950
         (a)Cognizant Technology Solutions Corporation .............................                  50,000               2,150,000
         (a)Cotelligent Group, Inc. ................................................                 167,400               2,218,050
         (a)Informix Corporation ...................................................                 440,000               3,850,000
         (a)IMRglobal Corp. ........................................................                 162,700               2,948,937
         (a)Keane, Inc. ............................................................                 176,900               5,472,844
         (a)Pinnacle Systems, Inc. .................................................                 116,500               4,172,156
         (a)QuadraMed Corporation ..................................................                 159,700               2,475,350
         (a)Sterling Commerce, Inc. ................................................                 149,900               3,906,769
         (a)System Software Associates, Inc. .......................................                 911,350               3,018,847
                                                                                                                         -----------
                                                                                                                          56,904,185
                                                                                                                         -----------



                                                                                                                        (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Electrical Equipment - 1.08%
         (a)SLI, Inc. ..........................................................                   179,700               $ 4,020,788
                                                                                                                         -----------

       Electronics - 2.23%
         (a)American Power Conversion Corporation ..............................                    44,600                 1,600,025
            CTS Corporation ....................................................                    81,100                 3,968,831
         (a)SCI Systems, Inc. ..................................................                    88,700                 2,744,156
                                                                                                                         -----------
                                                                                                                           8,313,012
                                                                                                                         -----------
       Electronics - Semiconductor - 8.13%
         (a)Adaptec, Inc. ......................................................                   233,100                 4,647,431
         (a)Aeroflex Incorporated ..............................................                   215,200                 2,891,750
         (a)Amkor Technology, Inc. .............................................                   374,800                 3,935,400
         (a)DSP Communications, Inc. ...........................................                   210,500                 3,157,500
         (a)LSI Logic Corporation ..............................................                   225,100                 5,824,463
         (a)SDL, Inc. ..........................................................                    91,600                 4,992,200
         (a)Teradyne, Inc. .....................................................                    67,000                 3,216,000
         (a)TriQuint Semiconductor, Inc. .......................................                   103,100                 1,707,594
                                                                                                                         -----------
                                                                                                                          30,372,338
                                                                                                                         -----------
       Engineering & Construction - 0.50%
         (a)American Buildings Company .........................................                    92,700                 1,877,175
                                                                                                                         -----------

       Environmental Control - 2.12%
         (a)Superior Services, Inc. ............................................                    59,000                 1,185,534
            Waste Management, Inc. .............................................                   138,000                 6,744,750
                                                                                                                         -----------
                                                                                                                           7,930,284
                                                                                                                         -----------
       Financial - Consumer Credit - 1.66%
         (a)AmeriCredit Corp. ..................................................                   557,900                 6,206,638
                                                                                                                         -----------

       Financial Services - 4.02%
            American Capital Strategies, Ltd. ..................................                   169,800                 2,950,275
         (a)HealthCare Financial Partners, Inc. ................................                    69,900                 1,826,137
            SEI Investments Company ............................................                    80,600                 7,979,400
         (a)Sirrom Capital Corporation .........................................                   319,900                 2,279,288
                                                                                                                         -----------
                                                                                                                          15,035,100
                                                                                                                         -----------
       Food - Wholesale - 1.69%
            Richfood Holdings, Inc. ............................................                   102,500                 2,434,375
         (a)U.S. Foodservice ...................................................                    83,300                 3,868,244
                                                                                                                         -----------
                                                                                                                           6,302,619
                                                                                                                         -----------


                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Foreign - 1.40%
            ECI Telecom Limited ........................................................               142,700           $ 5,244,225
                                                                                                                         -----------

       Human Resources - 3.74%
         (a)Labor Ready, Inc. ..........................................................               164,100             4,625,569
         (a)Metamor Worldwide, Inc. ....................................................               155,900             2,942,612
         (a)Modis Professional Services, Inc. ..........................................               205,100             2,807,306
         (a)Personnel Group of America, Inc. ...........................................               271,300             3,577,769
                                                                                                                         -----------
                                                                                                                          13,953,256
                                                                                                                         -----------
       Leisure Time - 1.36%
         (a)Bally Total Fitness Holding Corporation ....................................               226,100             5,073,119
                                                                                                                         -----------

       Lodging - 0.45%
         (a)Fairfield Communities, Inc. ................................................               205,400             1,681,712
                                                                                                                         -----------

       Machine - Construction & Mining - 1.07%
         (a)Terex Corporation ..........................................................               156,200             4,002,625
                                                                                                                         -----------

       Machine - Diversified - 0.52%
         (a)FSI International, Inc. ....................................................               201,000             1,959,750
                                                                                                                         -----------

       Medical - Services - 3.77%
         (a)Envoy Corporation ..........................................................                44,500             2,158,250
         (a)Orthodontic Centers of America, Inc. .......................................               177,800             2,689,225
         (a)Renal Care Group, Inc. .....................................................               107,100             2,121,919
         (a)Trigon Healthcare, Inc. ....................................................               152,800             5,357,550
         (a)Universal Health Services, Inc. ............................................                43,100             1,750,937
                                                                                                                         -----------
                                                                                                                          14,077,881
                                                                                                                         -----------
       Medical Supplies - 4.06%
         (a)Biomatrix, Inc. ............................................................               106,400             7,401,450
         (a)Biomet, Inc. ...............................................................               149,200             5,473,775
         (a)PSS World Medical, Inc. ....................................................               200,100             2,276,138
                                                                                                                         -----------
                                                                                                                          15,151,363
                                                                                                                         -----------
       Miscellaneous - Manufacturing - 0.00%
         (a)Advanced Materials Group, Inc. .............................................                 3,478                 4,782
         (a)Wilshire Technologies,Warrants,  expires 11/28/2002 ........................                11,956                     0
                                                                                                                         -----------
                                                                                                                               4,782
                                                                                                                         -----------


                                                                                                                      (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Pharmaceuticals - 1.61%
            Jones Pharma Incorporated ..........................................                   123,100               $ 3,462,187
         (a)Roberts Pharmaceutical Corporation .................................                   113,000                 2,556,625
                                                                                                                         -----------
                                                                                                                           6,018,812
                                                                                                                         -----------
       Restaurants & Food Service - 0.70%
            Applebee's International, Inc. .....................................                    25,000                   648,437
            Avado Brands, Inc. .................................................                   290,100                 1,976,306
                                                                                                                         -----------
                                                                                                                           2,624,743
                                                                                                                         -----------
       Retail - Department Stores - 1.42%
         (a)Saks Incorporated ..................................................                   147,800                 5,311,563
                                                                                                                         -----------

       Retail - General - 0.75%
         (a)Ames Department Stores, Inc. .......................................                    93,000                 2,790,000
                                                                                                                         -----------

       Retail - Speciality Line - 3.23%
            Cash America International, Inc. ...................................                   272,800                 3,444,100
         (a)Hollywood Entertainment Corporation ................................                   182,700                 5,012,831
         (a)iMall, Inc. ........................................................                   147,400                 2,413,675
         (a)Trans World Entertainment Corporation ..............................                    85,500                 1,180,969
                                                                                                                         -----------
                                                                                                                          12,051,575
                                                                                                                         -----------
       Scientific & Technical Instruments - 0.52%
         (a)Waters Corporation .................................................                    20,900                 1,945,006
                                                                                                                         -----------

       Telecommunications - 1.05%
         (a)Amdocs Limited .....................................................                   160,800                 3,919,500
                                                                                                                         -----------

       Telecommunications Equipment - 5.60%
         (a)ANTEC Corporation ..................................................                    93,000                 2,592,375
         (a)CommScope, Inc. ....................................................                   252,200                 4,681,463
         (a)Comverse Technology, Inc. ..........................................                   106,740                 7,658,595
            Scientific-Atlanta, Inc. ...........................................                   185,200                 6,007,425
                                                                                                                         -----------
                                                                                                                          20,939,858
                                                                                                                         -----------
       Textiles - 1.01%
         (a)Mohawk Industries, Inc. ............................................                   116,000                 3,770,000
                                                                                                                         -----------

       Transportation - Air - 4.28%
            Airborne Freight Corporation .......................................                   104,400                 4,071,600
         (a)Atlas Air, Inc. ....................................................                   153,150                 4,613,644
            COMAIR Holdings, Inc. ..............................................                   194,387                 7,313,811
                                                                                                                         -----------
                                                                                                                          15,999,055
                                                                                                                         -----------

                                                                                                                         (Continued)

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                     Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - (Continued)

       Utilities - Electric - 2.53%
         (a)CalEnergy Company, Inc. ................................................                 336,800             $ 9,451,450
                                                                                                                         -----------

       Wholesale & Distribution - Specialty Line - 3.80%
         (a)Brightpoint, Inc. ......................................................                 249,600               3,712,800
         (a)CDW Computer Centers, Inc. .............................................                  74,600               5,194,025
         (a)Insight Enterprises, Inc. ..............................................                 227,250               5,283,563
                                                                                                                         -----------
                                                                                                                          14,190,388
                                                                                                                         -----------

            Total Common Stocks (Cost $305,502,168) ................................                                     359,251,814
                                                                                                                         -----------


INVESTMENT COMPANY - 2.95%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................              11,039,757              11,039,757
                                                                                                                         -----------
            (Cost $11,039,757)


Total Value of Investments (Cost $316,541,925 (b)) ................................                   99.11%            $370,291,571
Other Assets Less Liabilities .....................................................                    0.89%               3,310,728
                                                                                                   ---------            ------------
       Net Assets .................................................................                  100.00%            $373,602,299
                                                                                                   =========            ============

       (a)  Non-income producing investment.

       (b)  Aggregate  cost for federal  income tax  purposes  is  $316,620,293.
            Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:


               Unrealized appreciation ...........................................................                     $ 90,654,112
               Unrealized depreciation ...........................................................                      (36,982,834)
                                                                                                                       ------------

                Net unrealized appreciation ......................................................                     $ 53,671,278
                                                                                                                       ============


See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1999
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $316,541,925) .....................................................                $ 370,291,571
       Cash ..........................................................................................                        6,074
       Income receivable .............................................................................                       33,847
       Receivable for investments sold ...............................................................                    3,357,960
       Other assets ..................................................................................                       18,578
                                                                                                                      -------------

            Total assets .............................................................................                  373,708,030
                                                                                                                      -------------

LIABILITIES
       Accrued expenses ..............................................................................                       41,900
       Payable for investment purchases ..............................................................                       63,336
       Payable for fund shares redeemed ..............................................................                          204
       Other liabilities .............................................................................                          291
                                                                                                                      -------------

            Total liabilities ........................................................................                      105,731
                                                                                                                      -------------

NET ASSETS
       (applicable to 25,267,126 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .......................................                $ 373,602,299
                                                                                                                      =============

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
       ($373,602,299 / 25,267,126 shares) ............................................................                       $14.79
                                                                                                                             ======

OFFERING PRICE PER SHARE
       (100 / 97% of $14.79) .........................................................................                       $15.25
                                                                                                                             ======

NET ASSETS CONSIST OF
       Paid-in capital ...............................................................................                $ 352,755,891
       Accumulated net realized loss on investments ..................................................                  (32,903,238)
       Net unrealized appreciation on investments ....................................................                   53,749,646
                                                                                                                      -------------
                                                                                                                      $ 373,602,299
                                                                                                                      =============








See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended February 28, 1999
                                                             (Unaudited)



INVESTMENT LOSS

       Income
            Dividends ..................................................................................              $     535,666
                                                                                                                      -------------


       Expenses
            Investment advisory fees (note 2) ..........................................................                  2,402,045
            Fund administration fees (note 2) ..........................................................                    175,116
            Custody fees ...............................................................................                     10,279
            Registration and filing administration fees (note 2) .......................................                      3,341
            Fund accounting fees (note 2) ..............................................................                     10,500
            Audit fees .................................................................................                      6,422
            Legal fees .................................................................................                     11,777
            Securities pricing fees ....................................................................                      2,784
            Shareholder recordkeeping fees .............................................................                      6,040
            Shareholder administrative fees ............................................................                     25,000
            Shareholder servicing expenses .............................................................                     34,927
            Registration and filing expenses ...........................................................                      1,123
            Printing expenses ..........................................................................                      7,772
            Trustee fees and meeting expenses ..........................................................                      5,388
            Other operating expenses ...................................................................                     20,882
                                                                                                                      -------------

                  Total expenses .......................................................................                  2,723,396
                                                                                                                      -------------

                  Less expense reimbursements (note 4) .................................................                    (58,717)
                                                                                                                      -------------

                  Net expenses .........................................................................                  2,664,679
                                                                                                                      -------------

                       Net investment loss .............................................................                 (2,129,013)
                                                                                                                      -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions ..................................................                (32,749,943)
       Decrease in unrealized depreciation on investments ..............................................                105,359,216
                                                                                                                      -------------

            Net realized and unrealized gain on investments ............................................                 72,609,273
                                                                                                                      -------------

                  Net increase in net assets resulting from operations .................................              $  70,480,260
                                                                                                                      =============






See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



                                                                                                    Period ended       Year ended
                                                                                                     February 28,       August 31,
                                                                                                            1999             1998
                                                                                                   -------------    -------------
INCREASE (DECREASE) IN NET ASSETS

     Operations
         Net investment loss ....................................................................    $(2,129,013)     $(6,758,939)
         Net realized (loss) gain from investment transactions ..................................    (32,749,943)      38,364,114
         Increase (decrease) in unrealized appreciation on investments ..........................    105,359,216     (211,160,640)
                                                                                                   -------------    -------------

              Net increase (decrease) in net assets resulting from operations ...................     70,480,260     (179,555,465)
                                                                                                   -------------    -------------

     Distributions to shareholders from
         Net realized gain from investment transactions .........................................    (26,811,798)     (78,304,241)
                                                                                                   -------------    -------------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) ........    (39,869,755)      14,174,396
                                                                                                   -------------    -------------

                   Total increase (decrease) in net assets ......................................      3,798,707     (243,685,310)

NET ASSETS

     Beginning of period ........................................................................    369,803,592      613,488,902
                                                                                                   -------------    -------------

     End of period ..............................................................................  $ 373,602,299    $ 369,803,592
                                                                                                   =============    =============



(a) A summary of capital share activity follows:
                                                                       Period ended                        Year ended
                                                                     February 28, 1999                  August 31, 1998
                                                                  Shares           Value            Shares            Value
                                                              --------------   -------------    -------------    -------------
Shares sold .................................................     1,626,238   $  24,809,397        2,928,296    $  59,641,139
Shares issued for reinvestment
     of distributions .......................................     1,782,993      26,370,458        3,755,172       74,389,963
                                                              -------------   -------------    -------------    -------------
                                                                  3,409,231      51,179,855        6,683,468      134,031,102

Shares redeemed .............................................    (5,937,972)    (91,049,610)      (6,228,186)    (119,856,706)
                                                              -------------   -------------    -------------    -------------
     Net (decrease) increase ................................    (2,528,741)   $(39,869,755)         455,282    $  14,174,396
                                                              =============   ==============   =============    =============






See accompanying notes to financial statements

                                                THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended     Year ended     Year ended     Year ended     Year ended
                                                            February 28,     August 31,     August 31,     August 31,     August 31,
                                                                   1999           1998           1997           1996           1995

------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................... $      13.30   $      22.44   $      16.88   $      20.70   $      13.58

      Income (loss)  from investment operations
           Net investment loss ...........................        (0.08)         (0.24)         (0.22)         (0.18)         (0.15)
           Net realized and unrealized gain (loss)
                on investments ...........................         2.71          (6.02)          6.84          (2.53)          7.27
                                                           ------------   ------------   ------------   ------------   ------------

               Total from investment operations ..........         2.63          (6.26)          6.62          (2.71)          7.12
                                                           ------------   ------------   ------------   ------------   ------------

      Distributions to shareholders from
           Net realized gain from investment transactions         (1.14)         (2.88)        (1.06)         (1.11)          0.00
                                                           ------------   ------------   ------------   ------------   ------------

Net asset value, end of period ........................... $      14.79   $      13.30   $      22.44   $      16.88   $      20.70
                                                           ============   ============   ============   ============   ============


Total return (a) .........................................        19.80%       (32.12)%         41.14%       (12.81)%         52.45%
                                                           ============   ============   ============   ============   ============

Ratios/supplemental data

      Net assets, end of period .......................... $373,602,299   $369,803,592   $613,488,902   $460,307,496   $460,286,044
                                                           ============   ============   ============   ============   ============

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .         1.41%(b)      1.40%           1.42%          1.42%         1.43%
           After expense reimbursements and waived fees ..         1.39%(b)      1.40%           1.42%          1.42%         1.43%

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .        (1.13)%(b)    (1.15)%         (1.17)%        (1.05)%       (1.07)%
           After expense reimbursements and waived fees ..        (1.11)%(b)    (1.15)%         (1.17)%        (1.05)%       (1.07)%


      Portfolio turnover rate ............................        60.24%        86.18%         115.51%        110.04 %       75.42%


(a)   Total return does not reflect payment of sales charge.
(b)   Annualized.


See accompanying notes to financial statements

                        THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                            NOTES TO FINANCIAL STATEMENTS

                                  February 28, 1999
                                     (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Aggressive Growth Fund (the "Fund"), formerly known as The Chesapeake Growth Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act") as amended. The Fund began operations on January 4, 1993. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Investment companies are valued at net asset value. Short-term investments are valued at cost which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

               Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

               As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,129,013 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                        THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                            NOTES TO FINANCIAL STATEMENTS

                                  February 28, 1999
                                     (Unaudited)



          D. Distributions to Shareholders - The Fund may declare dividends annually, payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending August 31.

          E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.25% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator received a fee at the annual rate of 0.20% of the Fund's first $25 million of average daily net assets, 0.15% of the next $25 million, and 0.075% of average daily net assets over $50 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended February 28, 1999, the Distributor retained sales charges in the amount of $267.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

                                                                     (Continued)

                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999
                                   (Unaudited)



NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $226,181,927 and $294,546,324, respectively, for the period ended February 28, 1999.


NOTE 4 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended February 28, 1999, the Fund's expenses were reduced by $58,717 under this agreement.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The total amount of $1.14 per share distributions for the period ended February 28, 1999, was classified as long term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

--------------------------------------------------------------------------------
                         THE CHESAPEAKE CORE GROWTH FUND

--------------------------------------------------------------------------------

                 a series of the Gardner Lewis Investment Trust




                               Annual Report 1999


                         FOR THE YEAR ENDED FEBRUARY 28






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

April 1, 1999



Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a gain of 4.2%. This gain compares to a gain of 5.0% for the S&P 500 and a loss of 5.4% for the Russell 2000. Despite their stock price performance, the factors that should support demand for smaller and mid-capitalization companies are strengthening, making this quarter's activity even more contradictory. It was once again a quarter led by the largest of the large caps, and in our universe, the highest PE stocks and the internet. (Without internet stocks the Russell 2000 would have been down an additional 3%.) Despite our understanding that this is primarily due to an anomalistic market environment, disfavoring our types of companies, we expect to do better.

         There is no doubt that we have had great difficulty rationalizing an environment in which valuation has been all but ignored. This is particularly true since our strategy has historically allowed us to outstrip market returns, not only because we have been able to ferret out inefficiencies, but also because price has historically mattered.

         The net result of the market's unprecedented larger capitalization run is that smaller companies now sell at their lowest relative price earnings ratios in history. We are being proactive in our efforts to capitalize on this historic anomaly, one characterized by an investing environment hostile to smaller companies. Most importantly, we are increasing our exposure to our best names for little change in price. This process is tending to lower our portfolio name count, is forcing a sharper selling discipline, and is allowing our most senior people to more effectively direct the research process. We believe this will enhance our performance, regardless of market environment, and just as importantly, is positioning us to best capitalize on the inevitable market turn.

         History leaves little question that market environments cycle and that ultimately there is a regression to the mean. Trying to understand when this regression will occur is what is difficult. Suffice it to say, it is most likely to occur when it is least expected. For example, in December, headlines suggested that neither Japan nor the emerging markets would ever revive. This quarter both Japan and the emerging markets were up more than 12%, surpassing the returns of all major markets. Thus recent press suggesting that the current domestic market trend will last forever, and that the leadership will not change, is in fact a positive sign.

         Many are not aware that in 1998 the S&P 500's advance was due solely to price earnings ratio expansion. In fact, last year S&P 500 earnings were actually down from 1997. Its multiple expansion was primarily due to three things. The first was the demand for big cap liquidity and stability as potential shelter from the global economic difficulty primarily impacting the developing economies and Japan. (This occurred despite the fact that most of these companies relied on the world's developing economies and in part Japan for their expected growth in profits.) The second was a declining interest rate environment. And, the third was the money flow momentum initiated by the first two, and furthered as the performance of these stocks caused others to `pile on'.

         Smaller companies are expected to grow their earnings next year at more than two times the rate of the S&P 500. In addition to this, a stabilizing global economic platform is putting upward pressure on the domestic economy, impeding further rate reduction and thus multiple expansion. This should make earnings growth the driver for stock price appreciation.

         We believe that the money flow into larger company funds, which has been the fuel for their advances, is chasing yesterday's returns. So too do many large pension plans, whose assets as a whole still dominate the market. In fact, despite most investors believing the contrary, large pension plans, due to concerns over valuation and portfolio diversification, have been decreasing their exposure to S&P 500 index funds, completely offsetting continuing inflows from retail investors. Both Vanguard and Standard & Poor's have confirmed this in recent press. This does not say that the market cannot do well; it does say that the S&P is not as likely to maintain its performance pace. Since the fundamentals are in place for a turn, it now boils down to money flow. And, additional evidence of a potential shift in money flow can be found in the fact that among the large institutions, over the next several quarters, there is a significant amount of smaller cap manager search activity planned, suggesting that the direction of money flow into these stocks could soon turn positive. This would obviously benefit our portfolio greatly, but so too should the steps we have employed to position ourselves in this environment.

Sincerely,

/s/ Whit                                                       /s/ John

W. Whitfield Gardner                                           John L. Lewis, IV

                               March 31, 1999

Investment Strategy

The Chesapeake Core Growth Fund seeks capital appreciation through investments in large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is constant contact with the management, customers, competitors, and suppliers of both current and potential investments.

Investment Guidelines

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;

o are selling at a stock price not yet fully reflective of their growth rate;

o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;

o        have a strong balance sheet

o        are less susceptible to macroeconomic change.

The Largest Industry Groups

Business Services                           4.5%
Computers & Peripherals                     8.5%
Energy Services                             8.0%
Machinery, Construction & Manufacturing    17.3%
Networking                                  6.6%
Pharmaceuticals                             3.1%
Retail Sales & Distribution                 9.3%
Semiconductors & Related                    9.5%
Telecommunications                          3.3%
All Others                                 15.8%

About The Investment Advisor

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.6 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 29. The research team is comprised of 15.

For more complete information regarding The Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800)430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610)558-2800.

Ten Largest Holdings

1.       MCI Worldcom Inc.                  6.1%
2.       Sprint PCS Group                   3.2%
3.       Cisco Systems                      3.2%
4.       EMC Corporation                    3.1%
5.       IMS Health Inc.                    3.1%
6.       Tyco Industries, Inc               3.0%
7.       Tellabs, Inc.                      2.7%
8.       Warner Lambert & Co.               2.7%
9.       MidAmerican Energy Holdings        2.6%
10.      Monsanto Co.                       2.5%

Portfolio Characteristics

     Number of Companies                         45
     5 Yr. Historical Earnings Growth            21%
     Earnings Growth - net year                  23%
     P/E Ratio - next year                       27
          (Gardner Lewis earnings estimates)

Performance Summary
                                                                     Annualized
--------------------------------------------------------------------------------
                                Quarter            1 Year               Since
                                    End                             Inception
--------------------------------------------------------------------------------
The Chesapeake Core Growth          1.0%            -4.1%                0.4%

================================================================================


The inception date of the Fund was September 29, 1997. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.

                                                PORTFOLIO OF INVESTMENTS
                                                       (unaudited)
                                                     March 31, 1999

============================================================      ========================================================
Quantity          Security                     Market Value       Quantity       Security                    Market Value
============================================================      ========================================================
        3,000 ADC Telecommunications, Inc.          143,063            7,700 K Mart Corp.                         129,456
        1,700 AES Corporation                        63,325            4,248 MCI Worldcom Inc.                    376,214
        3,900 Allegheny Teledyne, Inc.               73,856            3,700 Mattel, Inc.                          92,269
        3,100 AlliedSignal, Inc.                    152,481            2,100 Medtronic, Inc.                      150,938
        2,100 Allmerica Financial Corp.             115,631            1,400 Merck & Co., Inc.                    112,175
        2,000 Amgen                                 149,750            5,740 MidAmerican Energy Holdings          160,720
        2,720 BMC Software, Inc.                    100,810            3,400 Monsanto Co.                         156,188
        1,290 BankAmerica Corp                       91,106            2,600 Networks Associates, Inc.             79,788
        1,600 Bankers Trust Corp.                   141,200            1,300 Pitney Bowes                          82,875
        2,800 Block, H & R, Inc.                    132,650            3,500 Saks, Inc.                            91,000
        3,100 CVS Corporation                       147,250            2,200 Schlumberger Ltd.                    132,413
        1,000 Chase Manhattan Bank                   81,375            5,100 Southwest Airlines, Co.              154,275
        1,800 Cisco Systems                         197,213            4,500 Sprint PCS Group                     199,406
        2,100 Citigroup Inc.                        134,138            1,070 Sun Microsystems, Inc.               133,817
        1,520 EMC Corporation                       194,180            1,700 Tellabs, Inc.                        166,175
        1,900 Electronic Data Systems                92,506            1,300 Texas Instruments                    129,025
        3,800 Halliburton Co                        146,300            3,200 Toronto-Dominion Bank                147,000
        2,200 Home Depot, Inc.                      136,950            2,600 Tyco Industries, Inc.                186,550
        2,800 Household International               127,750            2,800 United Healthcare Corp.              147,350
        5,700 IMS Health Inc.                       188,813            2,500 Warner Lambert & Co.                 165,625
        5,000 Infinity Broadcasting Corp.           128,750            2,800 Washington Mutual Inc.               114,450
          660 Intel Corp.                            78,458            3,150 Waste Management, Inc.               139,781
          700 International Business Machines       124,075

                                                                             TOTAL EQUITY                       6,189,117

                                                                             CASH EQUIVALENT                       93,273

                                                                             TOTAL ASSETS                       6,282,390

                        THE CHESAPEAKE CORE GROWTH FUND

                    Performance Update - $25,000 Investment

                     For the period from September 29,1997
               (commencement of operations) to February 28, 1999


                        THE CHESAPEAKE CORE GROWTH FUND

---------------------------------------------------------------------
                         The Chesapeake                S&P 500 Total
                       Core Growth Fund                 Return Index
---------------------------------------------------------------------
   9/29/97                    25,000.00                    25,000.00
  10/31/97                    24,450.00                    24,011.52
  11/30/97                    24,825.00                    25,122.97
  12/31/97                    24,843.76                    25,554.45
   1/31/98                    24,793.97                    25,974.31
   2/28/98                    26,872.33                    27,700.61
   3/31/98                    27,849.05                    29,119.18
   4/30/98                    28,274.80                    29,412.15
   5/31/98                    27,648.70                    28,906.50
   6/30/98                    28,575.33                    30,080.71
   7/31/98                    28,400.02                    29,760.40
   8/31/98                    23,391.20                    25,457.64
   9/30/98                    25,094.20                    27,088.51
  10/31/98                    26,321.36                    29,291.93
  11/30/98                    28,675.51                    31,067.41
  12/31/98                    31,630.71                    32,857.65
   1/31/99                    33,358.76                    34,231.57
   2/28/99                    31,780.98                    33,167.73

This graph depicts the performance of The Chesapeake Core Growth Fund versus the S&P 500 Total Return Index. It is important to note that The Chesapeake Core Growth Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

    Average Annual Total Return

--------------------------------------

 Since Inception        One Year

--------------------------------------

      18.46%             18.27%

--------------------------------------

The graph assumes an initial $25,000 investment at September 29, 1997. All dividends and distributions are reinvested.

At February 28, 1999, The Chesapeake Core Growth Fund would have grown to $31,781 - total investment return of 27.12% since September 29, 1997.

At February 28, 1999, a similar investment in the S&P 500 Total Return Index would have grown to $33,168 - total investment return of 32.67% since September 29, 1997.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------


COMMON STOCKS - 100.07%

       Aerospace & Defense - 2.12%
            AlliedSignal Inc. ........................................................                  3,100               $128,263
                                                                                                                            --------

       Broadcast - Radio & Television - 1.96%
         (a)Infinity Broadcasting Corp. ..............................................                  5,000                118,750
                                                                                                                            --------

       Chemicals - 2.56%
            Monsanto Company .........................................................                  3,400                154,913
                                                                                                                            --------

       Commercial Services - 2.10%
            H&R Block, Inc. ..........................................................                  2,800                127,050
                                                                                                                            --------

       Computers - 11.28%
         (a)Cisco Systems, Inc. ......................................................                  2,300                224,969
            Compaq Computer Corporation ..............................................                  2,200                 77,825
         (a)EMC Corporation ..........................................................                  1,520                155,610
            International Business Machines Corporation ..............................                    700                119,000
         (a)Sun Microsystems, Inc. ...................................................                  1,070                104,124
                                                                                                                            --------
                                                                                                                             681,528
                                                                                                                            --------
       Computer Software & Services - 4.88%
         (a)BMC Software, Inc. .......................................................                  2,420                 98,918
            Electronic Data Systems Corporation ......................................                  1,900                 88,350
         (a)Network Associates, Inc. .................................................                  2,300                108,100
                                                                                                                            --------
                                                                                                                             295,368
                                                                                                                            --------
       Electronics - Semiconductor - 5.94%
            Intel Corporation ........................................................                    660                 79,159
         (a)Micron Technology, Inc. ..................................................                  2,700                155,588
            Texas Instruments Incorporated ...........................................                  1,400                124,863
                                                                                                                            --------
                                                                                                                             359,610
                                                                                                                            --------
       Environmental Control - 2.54%
            Waste Management, Inc. ...................................................                  3,150                153,956
                                                                                                                            --------

       Financial - Banks, Commercial - 3.57%
            BankAmerica Corporation ..................................................                  1,290                 84,253
            The Toronto-Dominion Bank ................................................                  3,200                132,000
                                                                                                                            --------
                                                                                                                             216,253
                                                                                                                            --------
       Financial - Banks, Money Center - 5.66%
            Bankers Trust Corporation ................................................                  1,600                139,200
            The Chase Manhattan Corporation ..........................................                  1,000                 79,625
            Citigroup Inc. ...........................................................                  2,100                123,375
                                                                                                                            --------
                                                                                                                             342,200
                                                                                                                            --------


                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                       Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial Services - 3.73%
            Household International, Inc. ........................................                    2,800                 $113,750
            Washington Mutual, Inc. ..............................................                    2,800                  112,000
                                                                                                                            --------
                                                                                                                             225,750
                                                                                                                            --------
       Insurance - Multiline - 1.85%
            Allmerica Financial Corporation ......................................                    2,100                  112,087
                                                                                                                            --------

       Medical - Biotechnology - 2.06%
         (a)Amgen Inc. ...........................................................                    1,000                  124,875
                                                                                                                            --------

       Medical - Services - 2.28%
            United HealthCare Corporation ........................................                    2,800                  138,075
                                                                                                                            --------

       Medical Supplies - 1.75%
            Medtronic, Inc. ......................................................                    1,500                  105,937
                                                                                                                            --------

       Metals - Diversified - 1.33%
            Allegheny Teledyne Incorporated ......................................                    3,900                   80,438
                                                                                                                            --------

       Miscellaneous - Manufacturing - 3.20%
            Tyco International Ltd. ..............................................                    2,600                  193,538
                                                                                                                            --------

       Office & Business Equipment - 1.36%
            Pitney-Bowes, Inc. ...................................................                    1,300                   82,144
                                                                                                                            --------

       Oil & Gas - Equipment & Services - 1.78%
            Halliburton Company ..................................................                    3,800                  107,588
                                                                                                                            --------

       Pharmaceuticals - 7.45%
            Bristol-Myers Squibb Company .........................................                    1,300                  163,719
            Merck & Co., Inc. ....................................................                    1,400                  114,450
            Warner-Lambert Company ...............................................                    2,500                  172,655
                                                                                                                            --------
                                                                                                                             450,824
                                                                                                                            --------
       Retail - Department Stores - 2.08%
         (a)Saks Incorporated ....................................................                    3,500                  125,780
                                                                                                                            --------

       Retail - Drug Stores - 4.63%
            CVS Corporation ......................................................                    3,100                  164,300
            Rite Aid Corporation .................................................                    2,800                  115,850
                                                                                                                            --------
                                                                                                                             280,150
                                                                                                                            --------
       Retail - General Merchandise - 2.23%
         (a)Kmart Corporation ....................................................                    7,700                  134,750
                                                                                                                            --------
                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 1999


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Retail - Specialty - 2.17%
            The Home Depot, Inc. ..................................................                  2,200              $   131,313
                                                                                                                        -----------

       Telecommunications Equipment - 4.27%
         (a)ADC Telecommuncations, Inc. ...........................................                  3,000                  121,500
         (a)Tellabs, Inc. .........................................................                  1,700                  136,106
                                                                                                                        -----------
                                                                                                                            257,606
                                                                                                                        -----------
       Toys - 1.61%
            Mattel, Inc. ..........................................................                  3,700                   97,588
                                                                                                                        -----------

       Transportation - Air - 2.54%
            Southwest Airlines Co. ................................................                  5,100                  153,637
                                                                                                                        -----------

       Utilities - Electric - 2.97%
         (a)The AES Corporation ...................................................                  1,700                   63,219
         (a)CalEnergy Company, Inc. ...............................................                  4,140                  116,178
                                                                                                                        -----------
                                                                                                                            179,397
                                                                                                                        -----------
       Utilities - Telecommunications - 8.17%
         (a)MCI WorldCom, Inc. ....................................................                  4,248                  350,460
         (a)Sprint Corp (PCS Group) ...............................................                  4,500                  144,000
                                                                                                                        -----------
                                                                                                                            494,460
                                                                                                                        -----------

            Total Common Stocks (Cost $5,037,255) .................................                                       6,053,828
                                                                                                                        -----------

INVESTMENT COMPANY - 0.05%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..............................                  2,667                    2,667
                                                                                                                        -----------
            (Cost $2,667)

Total Value of Investments (Cost $5,039,922 (b)) ..................................               100.12 %              $ 6,056,495
Liabilities In Excess of Other Assets .............................................                (0.12)%                   (6,982)
                                                                                               -----------              -----------
       Net Assets .................................................................               100.00 %              $ 6,049,513
                                                                                               ===========              ===========

       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  federal  income  tax  purposes  is  $5,141,910.
            Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:

                         Unrealized appreciation ..................................................                     $ 1,036,258
                         Unrealized depreciation ..................................................                        (121,673)
                                                                                                                        -----------
                               Net unrealized appreciation ........................................                     $   914,585
                                                                                                                        ===========

See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          February 28, 1999


ASSETS
       Investments, at value (cost $5,039,922) .........................................................                $ 6,056,495
       Cash ............................................................................................                        110
       Income receivable ...............................................................................                      2,842
                                                                                                                        -----------

            Total assets ...............................................................................                  6,059,447
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                      9,934
                                                                                                                        -----------

NET ASSETS
       (applicable to 476,904 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                $ 6,049,513
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($6,049,513 / 476,904 shares) ...................................................................                $     12.68
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 5,075,397
       Accumulated net realized loss on investments ....................................................                    (42,457)
       Net unrealized appreciation on investments ......................................................                  1,016,573
                                                                                                                        -----------
                                                                                                                        $ 6,049,513
                                                                                                                        ===========




























See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 1999



INVESTMENT LOSS

       Income
            Dividends .....................................................................................               $  51,849
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  61,632
            Fund administration fees (note 2) .............................................................                   4,622
            Custody fees ..................................................................................                   4,950
            Registration and filing administration fees (note 2) ..........................................                   2,983
            Fund accounting fees (note 2) .................................................................                  21,000
            Audit fees ....................................................................................                   7,878
            Legal fees ....................................................................................                  15,190
            Securities pricing fees .......................................................................                   2,774
            Shareholder administration fees ...............................................................                  12,500
            Shareholder recordkeeping fees ................................................................                   9,000
            Shareholder servicing expenses ................................................................                   2,529
            Registration and filing expenses ..............................................................                   7,783
            Printing expenses .............................................................................                   6,867
            Trustee fees and meeting expenses .............................................................                   6,832
            Other operating expenses ......................................................................                   1,511
                                                                                                                          ---------

                  Total expenses ..........................................................................                 168,051
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 4) ....................................................                  (3,595)
                       Investment advisory fees waived (note 2) ...........................................                 (61,632)
                       Fund administration fees waived (note 2) ...........................................                  (4,622)
                       Shareholder administration fees waived (note 2) ....................................                 (12,500)
                                                                                                                          ---------

                  Net expenses ............................................................................                  85,702
                                                                                                                          ---------

                       Net investment loss ................................................................                 (33,853)
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 175,957
       Increase in unrealized appreciation on investments .................................................                 581,260
                                                                                                                          ---------

            Net realized and unrealized gain on investments ...............................................                 757,217
                                                                                                                          ---------

                  Net increase in net assets resulting from operations ....................................               $ 723,364
                                                                                                                          =========







See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                     period from
                                                                                                                 September 29, 1997
                                                                                                                    (commencement
                                                                                                     Year ended   of operations) to
                                                                                                    February 28,    February 28,
                                                                                                        1999             1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
         Net investment loss ................................................................      $  (33,853)      $   (4,600)
         Net realized gain (loss)from investment transactions ...............................         175,957         (218,414)
         Increase in unrealized appreciation on investments .................................         581,260          435,313
                                                                                                   ----------       ----------

              Net increase in net assets resulting from operations ..........................         723,364          212,299
                                                                                                   ----------       ----------

     Distribution to shareholders from
         Distribution in excess of net investment income ....................................               0           (9,859)
                                                                                                   ----------       ----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) ....        (722,119)       5,845,828
                                                                                                   ----------       ----------

                   Total increase in net assets .............................................           1,245        6,048,268

NET ASSETS

     Beginning of period ....................................................................       6,048,268                0
                                                                                                   ----------       ----------

     End of period ..........................................................................      $6,049,513       $6,048,268
                                                                                                   ==========       ==========



(a) A summary of capital share activity follows:

                                                                                                      For the period from
                                                                                                       September 29, 1997
                                                                               Year ended        (commencement of operations)
                                                                            February 28, 1999         to February 28, 1998

                                                                          Shares         Value        Shares         Value
                                                                        ----------    ----------    ----------    ----------

Shares sold .........................................................      200,589    $2,203,206       563,478    $5,837,694
Shares issued for reinvestment
     of distributions ...............................................            0             0           830         8,231
                                                                        ----------    ----------    ----------    ----------

                                                                           200,589     2,203,206       564,308     5,845,925

Shares redeemed .....................................................     (287,983)   (2,925,325)          (10)          (97)
                                                                        ----------    ----------    ----------    ----------

     Net (decrease) increase ........................................      (87,394)   $ (722,119)      564,298    $5,845,828
                                                                        ==========    ==========    ==========    ==========



See accompanying notes to financial statements

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       For the
                                                                                                                     period from
                                                                                                                    September 29,
                                                                                                                 1997 (commencement
                                                                                            Year ended            of operations) to
                                                                                           February 28,              February 28,
                                                                                               1999                     1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..................................                         $10.72                  $10.00

      Income (loss) from investment operations
           Net investment loss ........................................                          (0.07)                  (0.01)
           Net realized and unrealized gain on investments ............                           2.03                    0.75
                                                                                            ----------              ----------

                Total from investment operations ......................                           1.96                    0.74
                                                                                            ----------              ----------

      Distribution to shareholders from
           Distribution in excess of net investment income ............                           0.00                   (0.02)
                                                                                            ----------              ----------

Net asset value, end of period ........................................                         $12.68                  $10.72
                                                                                            ==========              ==========


Total return ..........................................................                          18.27 %                  7.49 %
                                                                                            ==========              ==========


Ratios/supplemental data

      Net assets, end of period .......................................                     $6,049,513              $6,048,268
                                                                                            ==========              ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ..............                           2.73 %                  3.19 % (a)
           After expense reimbursements and waived fees ...............                           1.39 %                  1.24 % (a)

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees ..............                          (1.89)%                 (2.19)% (a)
           After expense reimbursements and waived fees ...............                          (0.55)%                 (0.24)% (a)


      Portfolio turnover rate .........................................                         174.44 %                 29.83 %


(a)   Annualized.




See accompanying notes to financial statements

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act"), as amended. The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since the Fund intends to distribute substantially all taxable income to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $33,853 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.





                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999



         D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived its fee amounting to $61,632 ($0.11 per share) for the fiscal year ended February 28, 1999.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities. The Administrator has voluntarily waived a portion of its total fees amounting to $17,122 ($0.03 per share) for the fiscal year ended February 28, 1999.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $10,208,772 and $10,764,431 respectively, for the fiscal year ended February 28, 1999.




                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1999



NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the period ended February 28, 1999, the Fund's expenses were reduced by $3,595 under this agreement.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Gardner Lewis  Investment Trust and Shareholders  of
  The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund, including the schedule of investments, as of February 28, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for the year ended February 28, 1999 and for the period ended February 28, 1998, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of February 28, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Core Growth Fund as of February 28, 1999, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP

Deloitte & Touche LLP

Pittsburgh, Pennsylvania
March 19, 1999